UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22349

Capital Group Private Client Services Funds

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: January 31, 2018

Courtney R. Taylor

Capital Group Private Client Services Funds

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

Capital Group Core Municipal FundSM

Investment portfolio

January 31, 2018

unaudited

Bonds, notes & other debt instruments 92.24% Alabama 1.51%	Principal amount (000)	Value (000)
21st Century Auth., Tobacco Settlement Rev. Ref. Bonds, Series 2012-A, 5.00% 2021	$2,230	$2,458
Board of Trustees of the University of Alabama, Birmingham Hospital Rev. Ref. Bonds, Series 2008-A, 5.00% 2018 (escrowed to maturity)	150	153
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2016-A, 4.00% 2046 (put 2021)	1,000	1,058
Federal Aid Highway Fin. Auth., Federal Highway Grant Anticipation Bonds, Series 2012, 5.00% 2023 (preref. 2022)	100	114
Federal Aid Highway Fin. Auth., Special Obligation Rev. Bonds, Series 2017-A, 5.00% 2020	1,200	1,302
City of Huntsville, Electric Rev. Bonds, Series 2017-A, 5.00% 2021	250	280
City of Huntsville, Electric Rev. Bonds, Series 2017-A, 5.00% 2022	450	515
City of Huntsville, Electric Rev. Bonds, Series 2017-B, 5.00% 2021	225	252
City of Huntsville, Electric Rev. Bonds, Series 2017-B, 5.00% 2022	400	458
County of Jefferson, Limited Obligation Ref. Bonds, Series 2017, 5.00% 2020	500	539
		7,129
Alaska 0.09%
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2016-A, 3.50% 2046	290	302
Housing Fin. Corp., Home Mortgage Rev. Ref. Bonds, Series 2012-A, 4.00% 2040	130	131
		433
Arizona 3.08%
Agricultural Improvement and Power Dist., Electric System Rev. Bonds (Salt River Project), Series 2009-A, 5.00% 2020	155	160
Agricultural Improvement and Power Dist., Electric System Rev. Bonds (Salt River Project), Series 2009-A, 5.00% 2020 (preref. 2019)	5	5
Agricultural Improvement and Power Dist., Electric System Rev. Bonds (Salt River Project), Series 2017-A, 5.00% 2022	2,000	2,245
Board of Regents, Arizona State University System, Rev. Bonds, Series 2017-A, 5.00% 2024	400	469
Board of Regents, Arizona State University System, Rev. Ref. Bonds, Series 2017-B, 5.00% 2024	400	469
City of Glendale, Industrial Dev. Auth., Rev. Ref. Bonds (Midwestern University), Series 2007, 5.25% 2018	1,000	1,010
Health Facs. Auth., Rev. Ref. Bonds (Phoenix Children’s Hospital), Series 2013-A-1, (SIFMA Municipal Swap Index + 1.85%) 3.01% 2048 (put 2020)1	3,100	3,147
The Industrial Dev. Auth. of the County of Maricopa Education Rev. Bonds (Greathearts Arizona Projects), Series 2017-A, 5.00% 2027	745	879
City of Phoenix, Civic Improvement Corp., Airport Rev. Ref. Bonds, Series 2017-D, 5.00% 2023	1,000	1,149
City of Phoenix, Civic Improvement Corp., Wastewater System Rev. Ref. Bonds, Series 2008, 5.50% 2024	125	127
Phoenix Civic Imp. Corp., Port, Airport, & Marina Rev. Ref. Bonds, Series A, 5.00% 2020	2,800	3,020
Phoenix Ind. Dev. Auth., Misc. Purposes Lease Rev. Bonds, 5.00% 2022	1,000	1,059
The City of Tucson, Water System Rev. and Rev. Ref. Obligations, Series 2017, 5.00% 2020	750	810
		14,549
Arkansas 0.13%
Dev. Fin. Auth., Health Care Rev. Bonds (Baptist Memorial Health Care), Series 2015-B-3, (SIFMA Municipal Swap Index + 1.55%) 2.71% 2044 (put 2022)1	600	606

Capital Group Core Municipal Fund — Page 1 of 68

unaudited

Bonds, notes & other debt instruments California 3.65%	Principal amount (000)	Value (000)
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-C-1, (SIFMA Municipal Swap Index + 0.90%) 2.06% 2045 (put 2023)1	$2,200	$2,238
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2007-E-3, (SIFMA Municipal Swap Index + 0.70%) 1.86% 2047 (put 2019)1	1,150	1,155
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.), 5.00% 2028	315	364
Cathedral City Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds (AGM Insured), 5.00% 2025	620	720
Econ. Recovery Ref. Bonds, Series 2009-A, 5.25% 2021 (preref. 2019)	65	69
Econ. Recovery Ref. Bonds, Series 2009-A, 5.25% 2021 (preref. 2019)	35	37
Various Purpose G.O. Bonds, Series 2013-D, (SIFMA Municipal Swap Index + 0.29%) 1.45% 2028 (put 2020)1	1,000	1,000
Infrastructure and Econ. Dev. Bank, Rev. Bonds (The Colburn School), Series 2015-B, (SIFMA Municipal Swap Index + 1.20%) 2.36% 2037 (put 2022)1	1,000	1,015
City of Irvine, Special Assessment Ref. Bonds, 3.125% 2021	565	585
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Rev. Bonds, Series 2017-A, 5.00% 2025	250	293
Lancaster Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds (AGM Insured), 5.00% 2024	175	204
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 2022	1,250	1,399
City of Palm Desert, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds Series, 2017-A, 5.00% 2020	1,200	1,304
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2017-A, 5.00% 2026	1,200	1,417
RNR School Fncg. Auth., Community Facs. Dist. No. 92-1, Special Tax Bonds, Series 2017-A, BAM insured, 5.00% 2028	1,000	1,185
Successor Agcy. to the Redev. Agcy. of the City and County of San Francisco, Community Facs. Dist. No. 6, Special Tax Rev. Ref. Bonds (Mission Bay South Public Improvements), Series 2013-A, 5.00% 2021	800	884
Santa Ana Comm. Redev. Agcy., Tax Allocation Rev. Ref. Bonds, 5.25% 2019	600	635
Statewide Communities Dev. Auth., Rev Bonds (American Baptist Homes of the West), Series 2015, 5.00% 2022	1,065	1,207
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2011-N, 5.00% 2020	1,400	1,510
		17,221
Colorado 2.83%
City of Loveland, Centerra Metropolitan Dist. No. 1 (County of Larimer), Rev. Ref. Bonds, Series 2017, 2.70% 2019	492	496
City of Loveland, Centerra Metropolitan Dist. No. 1, Rev. Ref. Bonds, Series 2017, 5.00% 20202	1,250	1,338
Univ. of Colorado., College & Univ. Imps. Rev. Bonds, Series A, 5.00% 2020	150	162
City and County of Denver, Airport System Rev. Bonds, Series 2013-B, 5.00% 2021	500	557
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2009-A, 5.25% 2028	200	213
E-470 Public Highway Auth., Rev. Bonds, Series 2017-B, (1-month USD-LIBOR x 0.67 + 1.05%) 2.096% 2039 (put 2021)1	200	203
E-470 Public Highway Auth., Rev. Bonds, Series 2017-A, (1-month USD-LIBOR x 0.67 + 0.90%) 1.95% 2039 (put 2019)1	200	201
Educational and Cultural Facs. Auth., Rev. Ref. Bonds (Johnson & Wales Univ. Project), Series 2013-B, 5.00% 2023	1,590	1,802
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2024	1,825	2,078
Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2016-C, 5.00% 2036 (put 2023)	1,570	1,805
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2011-A, 5.00% 2018	1,485	1,485
Mountain Shadows Metropolitan Dist., Limited Tax G.O. Ref. and Improvement Bonds, Series 2016, 4.00% 2026	735	745
Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 2024	1,100	1,270
Regional Transportation Dist., Certs. of Part., Series 2010-A, 5.00% 2018	1,000	1,012
		13,367

Capital Group Core Municipal Fund — Page 2 of 68

unaudited

Bonds, notes & other debt instruments Connecticut 1.94%	Principal amount (000)	Value (000)
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2017-C-2, 5.00% 2057 (put 2023)	$1,500	$1,715
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-C-1, 4.00% 2044	260	275
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-A-1, 4.00% 2047	3,920	4,169
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-C-1, 4.00% 2047	1,460	1,555
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-D, 4.00% 2047	300	320
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-A, 3.50% 2044	275	285
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2016-A-1, 4.00% 2045	780	830
		9,149
Florida 6.03%
Brevard County Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00% 2021	500	545
Brevard County Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00% 2022	500	555
City of Cape Coral, Utility Improvement Ref. Rev. Assessment Bonds (Various Areas), Series 2017, Assured Guaranty Municipal insured, 1.90% 2020	995	990
Citizens Property Insurance Corp., Coastal Account Secured Bonds, Series 2011-A-1, 5.00% 2019	150	157
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds, Series 2012-A-1, 5.00% 2019	1,500	1,569
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds, Series 2012-A-1, 5.00% 2020	1,100	1,179
City of Clearwater, Water Rev. Ref. Bonds, Series B, 5.00% 2018	100	103
Community Redev. Agcy., Tax Increment Rev. Bonds (Southeast Overtown/Park West), Series 2014-A-1, 5.00% 20192	1,000	1,035
Community Redev. Agcy., Tax Increment Rev. Bonds (Southeast Overtown/Park West), Series 2014-A-1, 5.00% 20212	785	851
Board of Education, Public Education Capital Outlay Rev. Ref. Bonds, Series 2015-D, 5.00% 2020	2,000	2,155
Board of Education, Public Education Capital Outlay Rev. Ref. Bonds, Series 2017-C, 5.00% 2027	1,000	1,216
Florida Muni. Power Agcy., Misc. Rev. Ref. Bonds, Series A, 5.00% 2020	600	650
Florida State Dept. of Environmental Protection, Public Imps. Misc. Taxes Rev. Bonds, Series B, 5.00% 2019	1,450	1,486
Florida Water Pollution Control Fncg. Corp., Pollution Control Misc. Rev. Bonds, Series A, 5.00% 2022	400	414
Florida Water Pollution Control Fncg. Corp., Pollution Control Misc. Rev. Bonds, Series A, 5.00% 2023	300	310
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2012-A, 5.00% 2022	1,000	1,106
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2016, 5.00% 2026	655	758
Mid-Bay Bridge Auth., Highway Tolls Rev. Ref. Bonds, Series C, 5.00% 2021	575	637
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series B, 4.50% 2029	225	228
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds (Special Program), Series 2010-A, 5.00% 2028	140	142
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds (Special Program), Series 2011-B, 4.50% 2029	160	164
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2017-1, 4.00% 2048	1,500	1,606
City of Jacksonville, Better Jacksonville Sales Tax Rev. Ref. Bonds, Series 2011, 5.00% 2019	1,000	1,057
JEA Water and Sewer System Rev. Bonds, Series 2017-A, 5.00% 2023	750	866
County of Lee Trans. Facs. Rev., Highway Tolls Rev. Ref. Bond (AGM Insured), 5.00% 2021	500	557
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2009-B, 5.00% 2023 (preref. 2019)	175	182
Orlando Utilities Commission, Water Rev. Ref. Bonds, Series B, 5.00% 2023	225	234
Palm Beach County Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00% 2027	300	343
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2015, 5.00% 2023	620	712
South Florida Water Mgmt. Dist., Cert. of Part. Lease Ref. Bonds, 5.00% 2025	1,500	1,775
City of South Miami, Health Facs. Auth., Hospital Rev. Ref. Bonds (Baptist Health South Florida Obligated Group), Series 2017, 5.00% 2021	500	550
City of South Miami, Health Facs. Auth., Hospital Rev. Ref. Bonds (Baptist Health South Florida Obligated Group), Series 2017, 5.00% 2024	500	576
Tampa Bay Water, Ref. Rev. Bonds (Regional Water Supply Authority Utility System), Series 2011-B, 5.00% 2018 (escrowed to maturity)	225	230

Capital Group Core Municipal Fund — Page 3 of 68

unaudited

Bonds, notes & other debt instruments Florida (continued)	Principal amount (000)	Value (000)
Tampa Bay Water, Ref. Rev. Bonds (Regional Water Supply Authority Utility System), Series 2011-B, 5.00% 2018 (escrowed to maturity)	$205	$210
Village Community Dev. District No. 6, Rev. Ref. Bonds, Series 2017, 4.00% 2020	350	363
Volusia County Educ. Fac. Auth., College & Univ. Imps. Rev. Bonds, Series B, 5.00% 2023	400	459
Volusia County Educ. Fac. Auth., College & Univ. Imps. Rev. Bonds, Series B, 5.00% 2028	1,000	1,137
Water Pollution Control Fncg. Corp., Water Pollution Control Rev. Bonds, Series 2008-A, 5.00% 2020	186	192
City of Winter Garden, Winter Garden Village at Fowler Groves Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2016, 3.00% 2024	1,185	1,180
		28,479
Georgia 2.12%
County of DeKalb, Hospital Auth., Rev. Ref. Anticipation Certificates (DeKalb Medical Center, Inc. Project), Series 2010, 5.25% 2020	1,260	1,332
DeKalb Private Hospital Auth., Health Care Facs. Rev. Ref. Bonds, 5.00% 2024	200	212
G.O. Rev. Ref. Bonds, Series 2017-C, 5.00% 2022	1,000	1,136
Georgia State Road & Tollway Auth., Highway Imps. Misc. Taxes Rev. Bonds, Series A, 5.00% 2018	400	405
State Road and Tollway Auth., Federal Highway Grant Anticipation Ref. Rev. Bonds, Series 2017-B, 5.00% 2021	1,000	1,100
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2014-A-1, 4.00% 2044	1,115	1,165
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2015-A-1, 3.50% 2045	910	944
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2015-B-1, 3.50% 2045	400	415
Housing and Fin. Auth., Single-family Mortgage Bonds, Series 2017-A, 4.00% 2047	850	905
Municipal Electric Auth., Project One Bonds, Series 2016-A, 4.00% 2021	1,000	1,053
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2014, 5.00% 2020	1,250	1,331
		9,998
Guam 0.37%
Guam Intl. Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00% 2023	1,200	1,289
Waterworks Auth., Water and Wastewater System Rev. Ref. Bonds, Series 2014-A, 5.00% 2019	440	458
		1,747
Hawaii 0.24%
State of Hawaii, G.O. Public Imps., Series DZ, 5.00% 2019	645	686
State of Hawaii, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00% 2022	400	431
		1,117
Idaho 0.47%
Housing and Fin. Assn., Grant and Rev. Anticipation Bonds (Federal Highway Trust Fund), Series 2015-A, 5.00% 2022	1,000	1,127
Idaho Housing & Fin. Association, Rev. Ref. Bonds, 5.00% 2020	1,000	1,078
		2,205
Illinois 9.96%
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2013, 5.00% 2020	3,325	3,561
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-C, 4.00% 2026	1,000	1,087
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-D, 4.00% 2021	250	266
Champaign County, Community Unit School Dist. No. 4, G.O. School Building Bonds, Series 2017, 5.00% 2021	1,000	1,086
Chicago O’Hare Intl. Airport, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00% 2021	250	272
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2017-D, 5.00% 2026	1,135	1,340
City of Chicago, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00% 2021	500	543
City of Chicago, Sewer Imps. Rev. Bonds, 4.00% 2021	1,000	1,051
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2012, 5.00% 2020	650	685
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2014, 5.00% 2020	415	438

Capital Group Core Municipal Fund — Page 4 of 68

unaudited

Bonds, notes & other debt instruments Illinois (continued)	Principal amount (000)	Value (000)
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-B, 5.00% 2022	$250	$275
City of Chicago, Water Rev. Ref. Bonds, Series 2004, 5.00% 2021	1,025	1,127
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Rev. Ref. Bonds, Series 1997, FGIC-National insured, 6.00% 2020	2,000	2,145
Educational Facs. Auth., Rev. Bonds (University of Chicago), Series 1998-B, 1.65% 2025 (put 2019)	2,000	2,002
Fin. Auth., Clean Water Initiative Revolving Fund Rev. Bonds, Series 2016, 4.00% 2026	1,000	1,104
Fin. Auth., Clean Water Initiative Revolving Fund Rev. Bonds, Series 2016, 5.00% 2021	150	164
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2020	1,000	1,063
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2020	700	754
Fin. Auth., Rev. Bonds (Northwestern Memorial Healthcare), Series 2017-B, 5.00% 2057 (put 2022)	275	313
Fin. Auth., Rev. Bonds (Presence Health Network Obligated Group), Series 2016-C, 5.00% 2026	600	683
Fin. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 2008-A-1, 5.00% 2030 (put 2020)	1,500	1,591
Fin. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 2008-A-3, 5.00% 2030 (put 2019)	1,000	1,041
Various Purpose G.O. Bonds, Series 2017-D, 5.00% 2020	4,105	4,300
Various Purpose G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2026	1,000	1,066
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-A, 5.00% 2027	1,250	1,450
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-A, 5.00% 2028	1,110	1,283
Housing Dev. Auth., Multi Family Housing Rev. Notes (Marshall Field Garden Apartment Homes), (SIFMA Municipal Swap Index + 1.00%) 2.16% 2050 (put 2025)1	2,000	1,985
Illinois Fin. Auth., College & Univ. Imps. Rev. Bonds, 5.00% 2022	200	205
Illinois Fin. Auth., Health Care Facs. Imps. Rev. Bonds, 5.00% 2022	850	954
Illinois Fin. Auth., Health Care Facs. Imps. Rev. Bonds, 5.00% 2027	590	675
Illinois Fin. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 5.00% 2021	500	555
Illinois Fin. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 5.00% 2027	250	284
Illinois Fin. Auth., Misc. Rev. Ref. Bonds, 5.00% 2025	125	145
Illinois Fin. Auth., Misc. Rev. Ref. Bonds, 5.00% 2026	120	140
Illinois State Toll Highway Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.00% 2020	500	545
Univ. of Illinois, Transit Imps. Cert. of Part. Lease Bonds, Series A, 5.25% 2024	30	30
Illinois State Univ., College & Univ. Rev. Ref. Bonds (AGM Insured), 5.00% 2022	1,465	1,609
Municipal Electric Agcy., Power Supply System Rev. Ref. Bonds, Series 2015-A, 5.00% 2027	1,000	1,154
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, 5.00% 2023	500	563
Regional Transportation Auth., G.O. Ref. Bonds, Series 2017-A, 5.00% 2028	2,000	2,344
Regional Transportation Auth., Sales Tax Rev. Ref. Bonds, Series A (AGM G.O. of Auth. Insured), 5.00% 2018	1,200	1,214
Sales Tax Securitization Corp., Sales Tax Rev. Ref. Bonds, Series 2017-A, 5.00% 2023	2,000	2,254
Sales Tax Securitization Corp., Sales Tax Rev. Ref. Bonds, Series 2017-A, 5.00% 2024	1,000	1,144
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2005-A, National insured, 5.50% 2023	500	569
		47,059
Indiana 0.51%
Fin. Auth., Hospital Rev. Bonds (Parkview Health), 5.50% 2024	20	21
Fin. Auth., Hospital Rev. Bonds (Parkview Health), 5.50% 2024 (preref. 2019)	80	84
Fin. Auth., Hospital Rev. Ref. Bonds (Beacon Health Obligated Group), Series 2013-A, 4.00% 2019	500	518
Fin. Auth., Hospital Rev. Ref. Bonds (Indiana University Health Obligated Group), Series 2011-N, 5.00% 2020	1,200	1,280
City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America Inc. Project), Series 2008, 1.85% 2044 (put 2019)	500	503
		2,406
Iowa 0.69%
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2013-1, 2.15% 20433	519	496
Fin. Auth., Single Family Mortgage Bonds, Series 2017-A, 4.00% 2047	2,155	2,299
Iowa Fin. Auth., Water Util. Imps. Misc. Rev. Bonds, 5.00% 2019	425	447
		3,242

Capital Group Core Municipal Fund — Page 5 of 68

unaudited

Bonds, notes & other debt instruments Kansas 0.11%	Principal amount (000)	Value (000)
Kansas Turnpike Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.00% 2018	$500	$510
Kentucky 0.41%
Asset/Liability Commission, Project Notes, Federal Highway Trust Fund, Series 2014-A, 5.00% 2024	1,500	1,747
Kentucky Housing Corp., State Single Family Housing Rev. Bonds, Series B, 5.00% 2027	180	183
		1,930
Louisiana 1.24%
Louisiana Stadium and Exposition Dist., Rev. Ref. Bonds, Series 2013-A, 5.00% 2022	1,500	1,692
Parish of St. Charles, Gulf Opportunity Zone Rev. Bonds (Valero Project), Series 2010, 4.00% 2040 (put 2022)	2,000	2,131
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Ref. Bonds, Series 2013-A, 5.50% 2028	1,000	1,012
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Ref. Bonds, Series 2013-A, 5.50% 2029	1,000	1,046
		5,881
Maine 0.29%
Housing Auth., Mortgage Purchase Bonds, Series 2017-A, 4.00% 2047	700	746
Maine Turnpike Auth., Highway Tolls Rev. Ref. Bonds, 5.00% 2020	600	648
		1,394
Maryland 4.44%
County of Baltimore, Health Care Facs. Rev. Ref. Bonds, 5.00% 2021	1,000	1,105
G.O. Ref. Bonds, State and Local Facs. Loan of 2017, Second Series B, 5.00% 2026	6,000	7,244
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-C, 4.00% 2044	665	694
County of Montgomery, G.O. Consolidated Public Improvement Bonds, Series 2017-A, 5.00% 2022	1,500	1,719
County of Montgomery, G.O. Consolidated Public Improvement Rev. Ref. Bonds, Series 2017-B, 5.00% 2020	1,500	1,617
County of Montgomery, G.O. Consolidated Public Improvement Rev. Ref. Bonds, Series 2017-C, 5.00% 2022	3,000	3,430
County of Montgomery, Housing Opportunities Commission, Single Family Housing Rev. Bonds, Series 2017-A, 4.00% 2048	975	1,042
Dept. of Transportation, Consolidated Transportation Bonds, Series 2013, 4.00% 2020	1,000	1,048
Washington Suburban Sanitary Dist., Consolidated Public Improvement Bonds, Series 2017, 5.00% 2020	1,000	1,080
Washington Suburban Sanitary Dist., Montgomery and Prince George’s Counties, Consolidated Public Improvement Bonds, Series 2017, 5.00% 2022	1,750	1,988
		20,967
Massachusetts 1.03%
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2017-S, 5.00% 2024	1,000	1,159
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2017, 5.00% 2021	750	827
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2017, 5.00% 2022	875	985
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 169, 4.00% 2044	770	798
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 172, 4.00% 2045	1,025	1,074
		4,843
Michigan 3.02%
City of Detroit, Sewage Disposal System Rev. Ref. Bonds, Series 2006-D, Assured Guaranty Municipal insured, (3-month USD-LIBOR + 0.60%) 1.735% 20321	1,500	1,393
Detroit School Dist., Unlimited Tax G.O. School Building and Site Improvement Ref. Bonds, Series 2012-A, 5.00% 2019	1,400	1,460
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept.), Series 2014-C-5, National insured, 5.00% 2020	750	806
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2014-C-3, Assured Guaranty Municipal insured, 5.00% 2024	1,000	1,147
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Trinity Health Credit Group), Series 2008-C, 5.00% 2022	475	540

Capital Group Core Municipal Fund — Page 6 of 68

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Bonds, notes & other debt instruments Michigan (continued)	Principal amount (000)	Value (000)
Hospital Fin. Auth., Rev. Ref. Bonds (Trinity Health Credit Group), Series 2008-C, 5.00% 2021	$650	$724
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2014, 4.00% 2044	1,275	1,349
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2017-B, 3.50% 2048	420	440
Michigan Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00% 2026	1,500	1,758
Michigan Fin. Auth., Misc. Rev. Ref. Bonds, 5.00% 2021	810	849
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Exempt Facs. Project), Series 1995-CC, 1.45% 2030 (put 2021)	1,000	971
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Exempt Facs. Project), Series 2008-KT, 5.625% 2020	1,160	1,258
Regents of the University of Michigan, General Rev. Ref. Bonds, Series 2012-E, (SIFMA Municipal Swap Index + 0.43%) 1.59% 2033 (put 2018)1	600	600
Wayne County Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2012-A, 5.00% 2022	850	962
		14,257
Minnesota 1.09%
Housing Fin. Agcy., Homeownership Fin. Bonds (GNMA and FNMA Pass-Through Program), Series 2012-B, 2.25% 20423	564	535
Housing Fin. Agcy., Homeownership Fin. Bonds (Mortgage-Backed Securities Program), Series 2010-A, 4.25% 2028	175	178
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2012-D, 4.00% 2040	235	240
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-B, 4.00% 2038	670	700
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-B, 3.50% 2046	1,620	1,683
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2017-B, 4.00% 2047	1,200	1,271
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2017-E, 4.00% 2048	500	536
		5,143
Mississippi 0.18%
Gaming Tax Rev. Ref. Bonds, Series 2015-E, 5.00% 2026	500	586
Hospital Equipment and Facs. Auth., Rev. Bonds (Baptist Memorial Health Care), Series 2004-B-2, 2.05% 2022 (put 2018)2	250	250
		836
Missouri 2.05%
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Saint Luke’s Health System, Inc.), Series 2016, 5.00% 2026	1,435	1,680
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2016-B, 3.50% 2041	3,920	4,071
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2017-B, 3.25% 20473	592	601
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2014-A, 4.00% 2041	990	1,029
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-A, 3.75% 2038	230	241
City of Lee’s Summit, I-470 and 350 Transportation Dev. Dist., Transportation Sales Tax Rev. Ref. and Improvement Bonds, Series 2007, RADIAN insured, 4.60% 2029	25	25
Missouri State Environmental Imp. & Energy Ress. Auth., Water Rev. Ref. Bonds, 5.00% 2019	225	232
State of Missouri Health & Educ. Facs. Auth., Health Care Facs. Nursing Homes Rev. Bonds, Series A, 5.00% 2022	440	481
State of Missouri Health & Educ. Facs. Auth., Health Care Facs. Nursing Homes Rev. Bonds, Series A, 5.00% 2025	185	208
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2021	1,000	1,100
		9,668

Capital Group Core Municipal Fund — Page 7 of 68

unaudited

Bonds, notes & other debt instruments Montana 0.05%	Principal amount (000)	Value (000)
Board of Housing, Single Family Mortgage Bonds, Series 2016-A-2, 3.50% 2044	$235	$247
Nebraska 1.24%
Central Plains Energy Project, Gas Supply Rev. Ref. Bonds, Series 2014, 5.00% 2039 (put 2019)	1,250	1,320
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2013-A, 2.50% 2034	15	15
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2013-A, 3.00% 2043	185	187
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2014-A, 4.00% 2044	335	350
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2015-C, 3.50% 2045	985	1,029
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-A, 3.50% 2046	2,540	2,646
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-C, 3.50% 2046	320	332
		5,879
Nevada 2.08%
Clark County School Dist., G.O. (Limited Tax) Building and Rev. Ref. Bonds, Series 2017-C, 5.00% 2020	600	646
County of Clark, Pollution Control Rev. Ref. Bonds (Southern California Edison Company), Series 2010, 1.875% 2031 (put 2020)	2,000	1,998
County of Clark, Port, Airport & Marina Rev. Ref. Bonds, 5.00% 2024	2,705	3,168
County of Clark, Sales Tax Rev. Bonds, Series B, 4.00% 2018	2,000	2,022
Henderson Local Improvement Dist. (Anthem), Series 2017, 2.50% 2018	370	370
Henderson Local Improvement Dist. (Madeira Canyon), Series 2017, 2.00% 2023	500	480
Las Vegas Valley Water Dist., G.O. (Limited Tax) Water Bonds, Series 2012-B, 5.00% 2019	1,100	1,151
		9,835
New Hampshire 0.68%
Health and Education Facs. Auth. Rev. Bonds (Southern New Hampshire University), Series 2017, 5.00% 2020	300	318
Health and Education Facs. Auth. Rev. Bonds (Southern New Hampshire University), Series 2017, 5.00% 2021	600	652
Health and Education Facs. Auth. Rev. Bonds (Southern New Hampshire University), Series 2017, 5.00% 2022	320	355
Health and Education Facs. Auth., Rev. Bonds (University System of New Hampshire Issue), Series 2017-A, 5.00% 2022	500	565
Health and Education Facs. Auth., Rev. Bonds (University System of New Hampshire Issue), Series 2017-A, 5.00% 2023	600	690
New Hampshire Health & Edu. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, 4.00% 2022	575	615
		3,195
New Jersey 1.38%
Atlantic City, Tax Appeal Ref. Bonds, Series 2017-A, BAM insured, 5.00% 2020	100	105
Atlantic City, Tax Appeal Ref. Bonds, Series 2017-A, BAM insured, 5.00% 2022	200	220
Garden State Preservation Trust, Sales Tax Rev. Ref. Bonds, Series A, 5.00% 2020	1,000	1,068
Garden State Preservation Trust, Sales Tax Rev. Ref. Bonds, Series A, 5.00% 2021	200	217
New Jersey Econ. Dev. Auth., Rev. Ref. Bonds, Series PP, 5.00% 2025	1,300	1,430
Rutgers State University, G.O. Bonds (State University of New Jersey), Series 2013-J, 5.00% 2019	525	548
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2012, 5.00% 2020	500	541
Transit Corp., Grant Anticipation Notes (Federal Transit Administration Section 5307 Urbanized Area Formula Funds), Series 2014-A, 5.00% 2018	1,300	1,324
Transit Corp., Grant Anticipation Notes (Federal Transit Administration Section 5307 Urbanized Area Formula Funds), Series 2014-A, 5.00% 2021	1,000	1,082
		6,535

Capital Group Core Municipal Fund — Page 8 of 68

unaudited

Bonds, notes & other debt instruments New Mexico 0.43%	Principal amount (000)	Value (000)
Educational Assistance Foundation, Education Loan Rev. Ref. Bonds, Series 2010-A-2, (3-month USD-LIBOR + 0.65%) 2.131% 20281	$20	$20
City of Farmington, Pollution Control Rev. Ref. Bonds (Southern California Edison Company Four Corners Project), Series 2005-B, 1.875% 2029 (put 2020)	2,000	1,998
		2,018
New York 6.09%
Brooklyn Arena Local Dev. Corp., Pilot Rev. Ref. Bonds (Brooklyn Events Center LLC), Series 2016-A, 5.00% 2022	210	236
Dev. Auth., Personal Income Tax Rev. Bonds (General Purpose), Series 2017-A, 5.00% 2021	1,500	1,647
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-B, 5.00% 2023	2,000	2,293
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2017-A, 5.00% 2021	1,000	1,101
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-D-2, (SIFMA Municipal Swap Index + 0.45%) 1.61% 2044 (put 2022)1	750	749
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, (SIFMA Municipal Swap Index + 0.58%) 1.74% 2039 (put 2020)1	2,000	2,002
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 2024	2,500	2,927
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 2025	1,000	1,181
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 197, 3.50% 2044	2,310	2,418
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 203, 3.50% 2047	1,825	1,911
City of New York, G.O. Bonds, Fiscal 2018, Series 2017-C, 5.00% 2025	1,960	2,323
New York City G.O. Bonds, Series 2008-J-4, (SIFMA Municipal Swap Index + 0.55%) 1.71% 20251	1,000	1,000
New York City G.O. Bonds, Series 2017-C, 5.00% 2027	2,000	2,401
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-G-2-A, 2.00% 2057 (put 2021)	2,500	2,487
New York City Housing Dev. Corp., Multi Family Rev. Bonds (8 Spruce Street), Series 2014-E, 3.50% 2048	320	326
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2009 Series S-5, 5.00% 2019 (escrowed to maturity)	100	103
Build NYC Res. Corp., Misc. Rev. Ref. Bonds, 5.00% 2024	395	459
Public Housing Capital Fund Rev. Trust I, Trust Certificates, 4.50% 20222,3	355	356
Southold Loc. Dev. Corp., Health Care Facs. Nursing Homes Rev. Bonds, 3.125% 2025	225	221
Thruway Auth., General Rev. Junior Indebtedness Obligations, Series 2013-A, 5.00% 2019	2,500	2,609
		28,750
North Carolina 1.29%
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 38-B, 4.00% 2047	1,970	2,103
University of North Carolina at Charlotte, General Rev. Ref. Bonds, Series 2017-A, 5.00% 2023	1,000	1,158
University of North Carolina at Greensboro, General Rev. Ref. Bonds, Series 2017, 5.00% 2023	1,125	1,290
Raleigh Durham Airport Auth., Port, Airport, & Marina Rev. Ref. Bonds, Series A, 5.00% 2019	1,500	1,567
		6,118
North Dakota 0.56%
Housing Fin. Agcy., Homeownership Rev. Bonds (Home Mortgage Fin. Program), Series 2016-D, 3.50% 2046	880	916
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2012-A, 3.75% 2042	235	241
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2015-B, 4.00% 2036	565	598
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2017-D, 4.00% 2048	500	536
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2017-F, 4.00% 2048	350	375
		2,666
Ohio 3.34%
County of Allen, Hospital Facs. Rev. Bonds (Mercy Health), Series 2017-B, 5.00% 2047 (put 2022)	575	639
County of Allen, Hospital Facs. Rev. Ref. Bonds (Catholic Healthcare Partners), Series 2010-B, 5.00% 2019	2,000	2,101
County of Allen, Lease Rev. Ref. Bonds, Series B, 5.00% 2020	1,030	1,111
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2025	1,000	1,100
County of Franklin, Rev. Bonds (CHE Trinity Health Credit Group), Series 2013-OH, 1.10% 2046 (put 2018)	5,000	5,000

Capital Group Core Municipal Fund — Page 9 of 68

unaudited

Bonds, notes & other debt instruments Ohio (continued)	Principal amount (000)	Value (000)
County of Hamilton, Health Care Facs. Rev. Ref. Bonds, 5.00% 2025	$400	$456
Hospital Ref. Rev. Bonds (Cleveland Clinic Health System Obligated Group), Series 2017-A, 5.00% 2021	590	645
Housing Fin. Agcy., Residential Mortgage Rev. Bonds, Series 2017-A, 4.50% 2047	980	1,058
Hospital Ref. Rev. Bonds (Cleveland Clinic Health System Obligated Group), Series 2017-A, 5.00% 2022	1,375	1,542
Hospital Ref. Rev. Bonds (Cleveland Clinic Health System Obligated Group), Series 2017-A, 5.00% 2024	1,650	1,922
County of Warren, Health Care Facs. Rev. Ref. Bonds, 5.00% 2020	200	216
		15,790
Oklahoma 0.46%
Dev. Fin. Auth., Health System Rev. Ref. Bonds (Obligated Group Consisting of INTEGRIS Baptist Medical Center, Inc., INTEGRIS South Oklahoma City Hospital Corp. and INTEGRIS Rural Health, Inc.), Series 2008-C, 5.00% 2024 (preref. 2018)	200	204
Municipal Power Auth., Power Supply System Rev. Ref. Bonds, Series 2005-A, (SIFMA Municipal Swap Index + 0.80%) 1.96% 2023 (put 2018)1	1,090	1,090
Tulsa Airports Imp. Trust, Port, Airport & Marina Rev. Ref. Bonds, Series D (BAM Insured), 5.00% 2020	815	868
		2,162
Oregon 1.86%
G.O. Bonds (Veteran’s Welfare Bonds 94), Series 2014-H, 4.00% 2044	920	962
Gilliam County Oregon Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), 1.50% 2018	1,500	1,500
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2016-A, 4.00% 2047	965	1,021
Housing and Community Services Dept., Single Family Mortgage Rev. Bonds, Series 2017-A, 4.00% 2047	3,195	3,412
Oregon State Facs. Auth., College & Univ. Rev. Ref. Bonds, Series A, 5.00% 2031	600	678
Dept. of Transportation, Highway User Tax Rev. Ref. Bonds, Series 2017-C, 5.00% 2026	1,000	1,210
		8,783
Pennsylvania 3.54%
Allegheny County Higher Edu. Building Auth., College & Univ. Imps. Rev. Ref. Bonds, Series A, 5.00% 2022	400	443
Butler County Hospital Auth., Health Care Facs. Rev. Ref. Bonds, 4.00% 2021	325	344
Higher Educational Facs. Auth., Rev. Ref. Bonds (Drexel University), Series 2017, 5.00% 2021	1,250	1,369
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-120, 3.50% 2046	1,045	1,085
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-122, 4.00% 2046	1,935	2,050
Montgomery County Ind. Dev. Auth., Health Care Facs. Nursing Homes Rev. Bonds, 5.00% 2026	400	450
County of Montour, Geisinger Auth Health System Rev. Bonds (Geisinger Health System), Series 2014-B, (1-month USD-LIBOR x 0.67 + 1.07%) 2.12% 2028 (put 2024)1	1,500	1,515
Philadelphia School Dist., G.O. Prop. Tax Ref. Bonds, Series F (St. Aid Withhldg. Insured), 5.00% 2023	1,500	1,674
School Dist. of the City of Scranton, G.O. Bonds, Series 2017-E, BAM insured, 5.00% 2026	1,000	1,157
Turnpike Commission, Turnpike Rev. Bonds, Series 2005-A, Assured Guaranty Municipal insured, 5.25% 2025	1,000	1,192
Turnpike Commission, Turnpike Rev. Bonds, Series 2013-A, (SIFMA Municipal Swap Index + 0.68%) 1.84% 20181	1,500	1,502
Turnpike Commission, Turnpike Rev. Bonds, Series 2014-B-1, (SIFMA Municipal Swap Index + 0.98%) 2.14% 20211	950	967
Turnpike Commission, Turnpike Rev. Bonds, Series 2017-A-1, 5.00% 2019	900	955
County of York, Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (Philadelphia Electric Co. Project), Series 1993-A, 2.55% 2036 (put 2020)	2,000	2,023
		16,726
Puerto Rico 0.38%
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2019	710	725
Infrastructure Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2005-C, 5.50% 2020	1,000	1,077
		1,802

Capital Group Core Municipal Fund — Page 10 of 68

unaudited

Bonds, notes & other debt instruments Rhode Island 0.47%	Principal amount (000)	Value (000)
Commerce Corp., Grant Anticipation Rev. Ref. Bonds (Dept. of Transportation), Series 2016-A, 5.00% 2020	$1,000	$1,076
Commerce Corp., Grant Anticipation Rev. Ref. Bonds (Dept. of Transportation), Series 2016-A, 5.00% 2022	500	564
Commerce Corp., Grant Anticipation Rev. Ref. Bonds (Dept. of Transportation), Series 2016-A, 5.00% 2023	500	575
		2,215
South Carolina 2.03%
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2017-A, 4.00% 2047	480	512
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2017-B, 4.00% 2047	180	192
Housing Fin. and Dev. Auth., Mortgage Rev. Ref. Bonds, 4.00% 2036	2,105	2,227
Jobs-Econ. Dev. Auth., Hospital Rev. Ref. and Improvement Bonds (Bon Secours Health System), Series 2013, 5.00% 2020	500	542
Lexington County, Health Services Dist., Inc., Hospital Rev. Ref. Bonds, Series 2017, 5.00% 2022	600	677
Lexington County, Health Services Dist., Inc., Hospital Rev. Ref. Bonds, Series 2017, 5.00% 2024	500	579
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2012-D, 5.00% 2028	1,000	1,093
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-C, 5.00% 2022	350	396
South Carolina Jobs-Econ. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00% 2023	2,730	3,052
South Carolina State Housing Fin. & Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series 1 (GNMA COLL Insured), 4.50% 2030	325	332
		9,602
South Dakota 0.99%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2016-D, 3.50% 2046	910	949
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2017-B, 4.00% 2047	1,915	2,046
Housing Dev. Auth., Residential Fin. Program Bonds, Series 2014-E, 4.00% 2044	1,595	1,672
		4,667
Tennessee 1.15%
Housing Dev. Agcy., Homeownership Program Bonds, Series 2012-1-C, 4.50% 2037	395	411
Housing Dev. Agcy., Homeownership Program Bonds, Series 2012-2-C, 4.00% 2038	430	443
Housing Dev. Agcy., Housing Fin. Program Bonds, Series 2010-A-1, 5.00% 2027	115	116
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-A, 4.00% 2045	790	832
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-2-A, 4.00% 2046	1,170	1,251
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-1, 4.00% 2042	870	928
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-B2, 4.00% 2042	880	941
County of Knox, Health, Educational and Housing Fac. Board, Rev. Bonds (University Health System, Inc.), Series 2017, 3.00% 2018	400	401
City of Memphis, Energy Res. Auth. Rev. Ref. Bonds, 5.00% 2018	100	103
		5,426
Texas 10.05%
Arlington Higher Education Fin. Corp., Education Rev. and Ref. Bonds. (Uplift Education), Series 2017-A, 5.00% 2023	885	1,018
Arlington Higher Education Fin. Corp., Education Rev. and Ref. Bonds. (Uplift Education), Series 2017-A, 5.00% 2024	400	467
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2017-B, 5.00% 2026	450	533
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2017-B, 5.00% 2027	250	296
Austin Convention Enterprises, Convention Center Hotel Rev. Ref. Bonds, Series 2017-A, 5.00% 2019	350	360
Austin Convention Enterprises, Convention Center Hotel Rev. Ref. Bonds, Series 2017-A, 5.00% 2020	850	904
City of Austin, Water and Wastewater System Rev. Ref. Bonds (Travis, Williamson and Hays Counties), Series 2017, 5.00% 2022	1,500	1,714
Beaumont Independent School Dist., Unlimited Tax Ref. Bonds, Series 2017, 5.00% 2026	1,500	1,783
Board of Regents of Texas Tech University System, Rev. Fncg. System, Rev. Ref. and Improvement Bonds, Series 2017-A, 5.00% 2026	1,000	1,184
Board of Regents of the Texas A&M University System, Rev. Fncg. System Bonds, Series 2017-E, 5.00% 2022	1,425	1,609
Board of Regents of the Texas A&M University System, Rev. Fncg. System Bonds, Series 2017-E, 5.00% 2023	1,000	1,151

Capital Group Core Municipal Fund — Page 11 of 68

unaudited

Bonds, notes & other debt instruments Texas (continued)	Principal amount (000)	Value (000)
Clifton Higher Education Fin. Corp., Education Rev. and Ref. Bonds (Idea Public Schools), Series 2017, 5.00% 2027	$650	$778
Cypress-Fairbanks Independent School Dist., Unlimited Tax School Building Bonds, Series 2017-A-3, 3.00% 2043 (put 2020)	1,000	1,029
City of Dallas (Dallas, Denton, Collin, Kaufman, and Rockwall Counties), Waterworks and Sewer System Rev. Ref. Bonds, Series 2017, 5.00% 2020	1,000	1,087
Dallas-Fort Worth Intl. Airport Facs. Imp. Corp., Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00% 2020	900	979
City of Denton, Utility System Rev. Bonds, Series 2017, 5.00% 2028	2,000	2,349
Dickinson Independent School Dist., Variable Rate Unlimited Tax Ref. Bonds, Series 2013, 1.35% 2037 (put 2017)	500	498
G.O. Bonds, Water Financial Assistance and Rev. Ref. Bonds, Series 2018-A, 4.00% 2019	1,250	1,297
County of Harris, Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds (Memorial Hermann Healthcare System), Series 2013-B, (SIFMA Municipal Swap Index + 0.90%) 2.06% 20221	250	250
County of Harris, Health Facs. Dev. Corp., Rev. Ref. Bonds (CHRISTUS Health), Series 2005-A-4, Assured Guaranty Municipal insured, 1.45% 20311	175	175
Harris County, Cultural Education, Facs. Fin. Corp., Energy Res. Auth. Imps. Rev. Bonds, 5.00% 2018	275	283
Harris County, Cultural Education, Facs. Fin. Corp., Thermal Utility Rev. Bonds (Teco Project), Series 2009-A, 5.00% 2023 (preref. 2019)	125	133
Harris County-Houston Sports Auth., Hotel Occupancy Tax Rev. Ref. Bonds, Series A, 5.00% 2019	400	423
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2010-C, 5.00% 2018	1,500	1,543
City of Houston, Port, Airport & Marina Rev. Ref. Bonds, Series B (NATL-RE FGIC Insured), 5.00% 2025	275	276
City of Houston, Public Improvement Rev. Ref. Bonds, Series 2017-A, 5.00% 2022	250	280
Houston Independent School Dist., Limited Tax Schoolhouse Bonds, Series 2017, 5.00% 2021	1,500	1,643
Katy Independent School Dist., Rev. Ref. Bonds, Series 2015-C, (1-month USD-LIBOR x 0.67 + 0.55%) 1.595% 2036 (put 2019)1	750	750
Klein Independent School Dist., Unlimited Tax Schoolhouse Bonds, Series 2018, 5.00% 2024	1,000	1,162
Lamar Consolidated Independent School Dist. (Fort Bend County), Rev. Ref. Bonds, Series 2012-B, 5.00% 2022	1,000	1,124
Lewisville Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2016-A, 5.00% 2022	1,000	1,136
Longview Independent School Dist., Unlimited Tax Ref. Bonds, Series 2017, 5.00% 2022	1,150	1,293
Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Ref. Bonds (Allied Waste North America, Inc. Project), Series 2008-A, 1.45% 2020 (put 2018)	1,000	1,000
North East Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2017, 2.375% 2047 (put 2022)	500	508
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2012-C, 1.95% 2038 (put 2019)	1,100	1,101
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 2030	300	341
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2017-A, 5.00% 2019	2,000	2,063
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2017-A, 5.00% 2021	1,000	1,090
Olmos Park Higher Edu. Facs. Corp., College & Univ. Imps. Rev. Ref. Bonds, 5.00% 2019	980	1,037
Pasadena Independent School Dist., Unlimited Tax School Building Bonds, Series 2018, 5.00% 2020	1,450	1,549
Red River Education Fin. Corp., Higher Education Rev. Ref. Bonds (Saint Edward’s University Project), Series 2017, 5.00% 2019	750	781
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2012, 5.00% 2020	1,180	1,264
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2015-A, 2.25% 2033 (put 2019)	1,000	1,010
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2015-C, 3.00% 2045 (put 2019)	1,000	1,023
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2015-D, 3.00% 2045 (put 2020)	1,000	1,026
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2016, 5.00% 2028	1,000	1,195
Tarrant County Cultural Educ. Facs. Fin. Corp., Health Care Facs. Rev. Ref. Bonds (Pre-refunded with U.S Treasury Obligations to 08/15/2018 @ 100), 5.00% 2023	170	173
Tarrant County Cultural Educ. Facs. Fin. Corp., Health Care Facs. Rev. Ref. Bonds (Pre-refunded with U.S Treasury Strips to 08/15/2018 @ 100), 5.00% 2023	180	184

Capital Group Core Municipal Fund — Page 12 of 68

unaudited

Bonds, notes & other debt instruments Texas (continued)	Principal amount (000)	Value (000)
Transportation Commission, G.O. Mobility Fund and Rev. Ref. Bonds, Series 2014-A, 5.00% 2023	$1,165	$1,353
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2015-A, 5.00% 2024	1,100	1,286
		47,491
Utah 0.11%
Housing Corp., Single Family Mortgage Bonds, Class III, Series 2015-D-2, 4.00% 2045	510	543
Virginia 0.66%
City of Chesapeake, Chesapeake Transportation System Toll Road Rev. Ref. Bonds, Series 2012-A, 4.00% 2019	850	881
Commonwealth Transportation Board, Federal Transportation Grant Anticipation Rev. and Rev. Ref. Notes, Series 2017, 5.00% 2022	2,000	2,249
		3,130
Washington 3.52%
Various Purpose G.O. Bonds, Series 2012-A, 5.00% 2025 (preref. 2021)	1,390	1,548
Various Purpose G.O. Bonds, Series 2017-D, 5.00% 2022	1,605	1,803
Various Purpose G.O. Bonds, Series 2017-D, 5.00% 2028	1,000	1,197
Various Purpose G.O. Rev. Ref. Bonds, Series 2018-R-C, 5.00% 2022	4,000	4,549
County of Grant, Public Utility Dist. No. 2, Electric System Rev. Ref. Bonds, Series 2017-N, 2.00% 2044 (put 2020)	1,000	1,001
County of Grant, Public Utility Dist. No. 2, Electric System Rev. Ref. Bonds, Series 2017-O, 5.00% 2022	670	748
County of Grant, Public Utility Dist. No. 2, Electric System Rev. Ref. Bonds, Series 2017-O, 5.00% 2023	555	632
County of Grant, Public Utility Dist. No. 2, Electric System Rev. Ref. Bonds, Series 2017-O, 5.00% 2024	275	318
Health Care Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2013-B-1, (SIFMA Municipal Swap Index + 1.00%) 2.16% 2035 (put 2021)1	500	498
Health Care Facs. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2012-B, 5.00% 2042 (put 2021)	800	887
Health Care Facs. Auth., Rev. Ref. Bonds (Providence St. Joseph Health), Series 2018-B, 5.00% 2027	500	592
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Horizon House Project), 5.00% 2020	480	505
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Horizon House Project), 5.00% 2023	550	612
Housing Fin. Commission, Single Family Program Bonds, Series 2017-1-N, 4.00% 2047	985	1,048
Port of Seattle, Rev. Bonds, Series 2009-A, 5.25% 2027 (preref.)	100	105
Washington Health Care Facs. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00% 2026	500	569
		16,612
West Virginia 0.74%
Economic Dev. Auth., Solid Waste Disposal Facs. Rev. Ref. Bonds (Appalachian Power Co. - Amos Project), Series 2015-A, 1.90% 2040 (put 2019)	1,000	997
County of Mason, Pollution Control Rev. Bonds (Appalachian Power Company Project), Series 2014-L, 1.625% 2022 (put 2018)	2,500	2,495
		3,492
Wisconsin 1.66%
Health and Educational Facs. Auth., Rev. Bonds (Children’s Hospital of Wisconsin, Inc.), Series 2008-B, 5.375% 2037 (preref. 2020)	2,000	2,148
Housing and Econ. Dev. Auth., Home Ownership Mortgage Rev. Bonds, Series 2017-C, 4.00% 2048	620	662
Public Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00% 2022	300	335
Public Fin. Auth., Tax Increment Fin. Grant Rev. Bonds (Statler Hilton & Dallas Central Library), Series 2016, 0% 2027	1,500	953
Transportation Rev. Ref. Bonds, Series 2017-2, 5.00% 2022	2,000	2,268

Capital Group Core Municipal Fund — Page 13 of 68

unaudited

Bonds, notes & other debt instruments Wisconsin (continued)	Principal amount (000)	Value (000)
WPPI Energy, Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.00% 2020	$800	$861
WPPI Energy, Power Supply System Rev. Bonds, Series 2016-A, 5.00% 2026	500	592
		7,819
Total bonds, notes & other debt instruments (cost: $435,847,000)		435,639
Short-term securities 6.76%
State of California, Statewide Communities Dev. Auth., Commercial Paper, Series 2008-B, 0.91% 4/4/2018	1,000	1,000
State of Illinois, City of Chicago, Board of Education, Tax Anticipation Notes (Educational Purpose), Series 2017-D, (1-month USD-LIBOR x 0.70 + 2.75%) 3.845% 4/2/20181,2	800	800
State of Louisiana, Parish of East Baton Rouge, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2010-A, 0.94% 20351	1,000	1,000
State of Louisiana, Public Facs. Auth., Rev. Bonds (Air Products and Chemicals Project), Series 2008-A, 0.98% 20431	1,000	1,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-K, 0.99% 20351	8,400	8,400
State of Missouri, Health and Educational Facs. Auth., Demand Educational Facs. Rev. Bonds (Washington University), Series 2003-B, 0.96% 20331	3,000	3,000
State of Missouri, Health and Educational Facs. Auth., Medical Research Facs. Rev. Bonds (Stowers Institute for Medical Research), Tender Option Bond Trust, Series DBE-7001, 1.61% 20451,2	2,000	2,000
State of Missouri, Health and Educational Facs. Auth., Medical Research Facs. Rev. Bonds (Stowers Institute for Medical Research), Tender Option Bond Trust, Series DBE-7003, 1.61% 20451,2	1,000	1,000
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2018-A-1 4.00% 8/15/2019	1,500	1,555
State of New York, New York City G.O. Bonds, Series 2006-L-5, 0.97% 20351	2,300	2,300
State of New York, New York City G.O. Bonds, Series 2008-J-5, 0.97% 20281	5,000	5,000
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2016, Series 2015-A-4, 0.97% 20411	3,300	3,300
State of Tennessee, Public Building Auth. of the City of Clarksville, Pooled Fncg. Rev. Bonds, Series 2003, Bank of America LOC, 0.03% 20331	565	565
State of Texas, Lower Neches Valley Auth. Industrial Dev. Corp., Rev. Bonds (ExxonMobil Project), Series 2011, 0.98% 20511	1,000	1,000
Total short-term securities (cost: $31,918,000)		31,920
Total investment securities 99.00% (cost: $467,765,000)		467,559
Other assets less liabilities 1.00%		4,740
Net assets 100.00%		$472,299

1	Coupon rate may change periodically.
2	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $7,630,000, which represented 1.62% of the net assets of the fund.
3	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

Capital Group Core Municipal Fund — Page 14 of 68

unaudited

Key to abbreviations
Agcy. = Agency	GTY = Guaranty
AGM = Assured Guaranty Municipal Corporation	HUD = Housing and Urban Development
AMBAC = American Municipal Bond Assurance Corporation	Imp. = Improvement
AMT = Alternative Minimum Tax	Imps. = Improvements
Auth. = Authority	Ind. = Industrial
BAM = Build America Mutual Assurance Company	Intl. = International
CA Mtg. Ins. = California Mortgage Insurance	LIBOR = London Interbank Offered Rate
Certs. of Part. = Certificates of Participation	Ln. = Loan
COLL = Collateral	Lns. = Loans
Comm. = Community	LOC = Letter of Credit
Comms. = Communities	Loc. = Local
Corp. = Corporation	Mgmt. = Management
Dept. = Department	Misc. = Miscellaneous
Dev. = Development	Muni. = Municipal
Dist. = District	NATL-RE = National Reinsurance
Econ. = Economic	No. = Number
Edu. = Education	Preref. = Prerefunded
Educ. = Educational	Prop. = Property
Fac. = Facility	PSF = Permanent School Fund
Facs. = Facilities	Redev. = Redevelopment
FGIC = Financial Guaranty Insurance Company	Ref. = Refunding
FHA = Federal Housing Administration	Res. = Resource
FHL = Federal Home Loan	Ress. = Resources
FHLMC = Federal Home Loan Mortgage Corporation	Rev. = Revenue
Fin. = Finance	SIFMA = Securities Industry and Financial Markets Association
Fncg. = Financing	TECP = Tax-Exempt Commercial Paper
Fndg. = Funding	Trans. = Transportation
FNMA = Federal National Mortgage Association	Univ. = University
GNMA = Government National Mortgage Association	Util. = Utility
G.O. = General Obligation	Utils. = Utilities
Govt. = Government	Withhldg. = Withholding
GTD = Guaranteed

Capital Group Core Municipal Fund — Page 15 of 68

Capital Group Short-Term Municipal FundSM

Investment portfolio

January 31, 2018

unaudited

Bonds, notes & other debt instruments 90.17% Alabama 1.12%	Principal amount (000)	Value (000)
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2016-A, 4.00% 2046 (put 2021)	$1,550	$1,640
Arizona 1.40%
Agricultural Improvement and Power Dist., Electric System Rev. Bonds (Salt River Project), Series 2017-A, 5.00% 2022	1,000	1,122
Arizona Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00% 2021	300	328
The Industrial Dev. Auth. of the County of Maricopa Education Rev. Bonds (Greathearts Arizona Projects), Series 2017-A, 4.00% 2021	565	597
		2,047
California 4.27%
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-C-1, (SIFMA Municipal Swap Index + 0.90%) 2.06% 2045 (put 2023)1	1,500	1,526
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2014-C, 1.875% 2047 (put 2019)	500	502
Various Purpose G.O. Bonds, Series 2013-D, (SIFMA Municipal Swap Index + 0.29%) 1.45% 2028 (put 2020)1	300	300
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2013-C, 5.00% 2043 (put 2019)	1,000	1,056
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2011-A-4, (3-month USD-LIBOR x 0.70 + 0.37%) 1.556% 2038 (put 2020)1	1,000	1,002
City of Inglewood, Successor Agcy. to the Redev. Agcy., Tax Allocation Bonds (Merged Redev. Project), Series 2017-A, BAM insured, 5.00% 2023	200	230
La Quinta Redev. Agcy. Successor Agcy., Tax Allocation, Ref. Bonds, 5.00% 2020	600	653
Menifee Union School Dist. Public Fncg. Auth., Special Tax Ref. Bonds, Series A, 4.00% 2021	400	431
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2011-N, 5.00% 2020	500	539
		6,239
Colorado 0.45%
Univ. of Colorado., College & Univ. Imps. Rev. Bonds, Series A, 5.00% 2019	150	157
E-470 Public Highway Auth., Rev. Bonds, Series 2017-A, (1-month USD-LIBOR x 0.67 + 0.90%) 1.95% 2039 (put 2019)1	500	501
		658
Connecticut 3.99%
Connecticut State Health & Educ. Fac. Auth., College & Univ. Imps. Rev. Bonds, Series U1 (Mandatory Put 02/06/19 @ 100), 1.00% 2033	1,000	995
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 1999-B, 1.65% 2029 (put 2019)	470	470
Health and Educational Facs. Auth., Rev. Bonds (Sacred Heart University Issue), Series 2017-I-1, 5.00% 2022	500	562
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-C-1, 4.00% 2044	520	550
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-A-1, 4.00% 2047	980	1,042
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2013-B-2, 4.00% 2032	500	520
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2014-D-1, 4.00% 2044	790	821
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-C-1, 3.50% 2045	570	593
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2016-A-1, 4.00% 2045	265	282
		5,835

Capital Group Short-Term Municipal Fund — Page 16 of 68

unaudited

Bonds, notes & other debt instruments Delaware 0.17%	Principal amount (000)	Value (000)
Delaware Trans. Auth., Highway Tolls Rev. Bonds, 5.00% 2021	$230	$253
Florida 3.77%
City of Cape Coral, Utility Improvement Rev. Ref. Assessment Bonds (Various Areas), Series 2017, Assured Guaranty Municipal insured, 1.40% 2018	250	250
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds, Series 2012-A-1, 5.00% 2019	600	627
Board of Education, Public Education Capital Outlay Rev. Ref. Bonds, Series 2015-D, 5.00% 2020	860	927
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds (Special Program), Series 2011-B, 4.50% 2029	90	92
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2011-A, 4.50% 2029	155	157
Orange County Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Presbyterian Retirement Communities Project), 4.00% 2020	710	744
City of Orlando, Utilities Commission, Utility System Rev. Ref. Bonds, Series 2017-A, 5.00% 2027 (put 2020)	2,000	2,168
Palm Beach County Health Facs. Auth., Health Care Facs. Nursing Homes Rev. Ref. Bonds, 5.00% 2021	500	551
		5,516
Georgia 3.43%
City of Atlanta Dept., Port, Airport & Marina Imps. Rev. Bonds, Series B, 5.00% 2019	95	98
City of Atlanta, Water and Wastewater Rev. Ref. Bonds, Series 2013-B, 5.00% 2019	1,000	1,060
City of Atlanta, Water and Wastewater Rev. Ref. Bonds, Series 2017-A, 5.00% 2020	1,000	1,089
County of Clayton, Dev. Auth., Student Housing and Activity Center Rev. Ref. Bonds (CSU Foundation Real Estate I, LLC Project), Series 2017, 4.00% 2021	455	486
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2015-A-1, 3.50% 2045	170	176
Housing and Fin. Auth., Single-family Mortgage Bonds, Series 2017-A, 4.00% 2047	850	905
Road and Tollway Auth., Federal Highway Grant Anticipation Rev. Bonds, Series 2009-A, 5.00% 2019	1,155	1,207
		5,021
Hawaii 0.36%
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2018-B, 5.00% 2019	500	524
Illinois 10.01%
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2013, 5.00% 2020	1,000	1,071
Chicago O’hare Intl. Airport, Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00% 2020	1,000	1,062
Chicago O’hare Intl. Airport, Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00% 2021	650	707
City of Chicago, Chicago Midway Airport, Rev. and Rev. Ref. Bonds, Series 2016-B, 5.00% 2021	500	543
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2021	500	540
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-B, 5.00% 2022	1,010	1,110
City of Chicago, Water Util. Imps. Rev. Bonds, 3.00% 2019	1,065	1,087
Fin. Auth., National Rural Utilities Cooperative Fin. Corp., Guaranteed Solid Waste Disposal Rev. Bonds (Prairie Power, Inc. Project), Series 2008-A, 1.75% 2042 (put 2020)	490	491
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2021	1,000	1,105
Fin. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 2008-A-1, 5.00% 2030 (put 2020)	1,000	1,061
Housing Dev. Auth., Multi Family Housing Rev. Notes (Marshall Field Garden Apartment Homes), (SIFMA Municipal Swap Index + 1.00%) 2.16% 2050 (put 2025)1	1,000	993
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00% 2021	1,100	1,210
Illinois Fin. Auth., Misc. Rev. Ref. Bonds, 5.00% 2023	100	113
Illinois Fin. Auth., Misc. Rev. Ref. Bonds, 5.00% 2024	130	149
Illinois State Toll Highway Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.00% 2020	605	659
Illinois State Univ., College & Univ. Rev. Ref. Bonds (AGM Insured), 5.00% 2022	600	659
Sales Tax Securitization Corp., Sales Tax Rev. Ref. Bonds, Series 2017-A, 5.00% 2021	500	541

Capital Group Short-Term Municipal Fund — Page 17 of 68

unaudited

Bonds, notes & other debt instruments Illinois (continued)	Principal amount (000)	Value (000)
Board of Trustees of the University of Illinois, Rev. Ref. Certs. of Part., Series 2016-A, 4.00% 2019	$1,000	$1,027
Volo Village Special Service Area No. 3 & 6, Special Tax Rev. Ref. Bonds, (AGM Insured), 3.00% 2021	500	507
		14,635
Indiana 1.86%
Fin. Auth., State Revolving Fund Program Bonds, Series 2010-B, 5.00% 2029 (preref. 2020)	1,000	1,064
Health and Educational Facs. Fncg. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2001-A-2, 4.00% 2036 (put 2019)	1,000	1,026
Indiana Univ., College & Univ. Rev. Ref. Bonds, Series A, 3.00% 2020	210	217
Purdue Univ., College & Univ. Rev. Ref. Bonds, Series BB-1, 5.00% 2020	200	216
City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America Inc. Project), Series 2008, 1.85% 2044 (put 2019)	200	201
		2,724
Kentucky 0.04%
Kentucky Housing Corp., State Single Family Housing Rev. Bonds, Series B, 5.00% 2027	60	61
Louisiana 0.56%
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2011-A, GNMA-FNMA insured, 4.60% 2028	235	237
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Ref. Bonds, Series 2013-A, 5.00% 2020	280	301
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2013-A, 5.00% 2021	250	275
		813
Maine 0.36%
Housing Auth., Mortgage Purchase Bonds, Series 2017-A, 4.00% 2047	500	533
Maryland 4.83%
County of Baltimore, Health Care Facs. Rev. Ref. Bond, 5.00% 2022	400	452
County of Montgomery, G.O. Consolidated Public Improvement Rev. Ref. Bonds, Series 2017-C, 5.00% 2020	1,000	1,089
County of Montgomery, G.O. Consolidated Public Improvement Rev. Ref. Bonds, Series 2017-C, 5.00% 2022	1,650	1,887
County of Montgomery, Housing Opportunities Commission, Single Family Housing Rev. Bonds, Series 2017-A, 4.00% 2048	485	518
Dept. of Transportation, Consolidated Transportation Bonds, Series 2013, 4.00% 2020	2,565	2,688
Washington Suburban Sanitary Dist., Consolidated Public Improvement Bonds, Series 2017, 5.00% 2020	400	432
		7,066
Massachusetts 1.20%
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 169, 4.00% 2044	150	155
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 183, 3.50% 2046	875	915
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 171, 4.00% 2044	665	691
		1,761
Michigan 4.19%
City of Detroit, Water and Sewerage Dept., Sewage Disposal System Rev. and Rev. Ref. Bonds, Series 2012-A, 5.00% 2023	700	773
City of Detroit, Water and Sewerage Dept., Sewage Disposal System Rev. and Rev. Ref. Bonds, Series 2012-A, 5.50% 2025	375	376
Detroit School Dist., Unlimited Tax G.O. School Building and Site Improvement Ref. Bonds, Series 2012-A, 5.00% 2018	1,000	1,009
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept.), Series 2014-C-5, National insured, 5.00% 2020	500	537

Capital Group Short-Term Municipal Fund — Page 18 of 68

unaudited

Bonds, notes & other debt instruments Michigan (continued)	Principal amount (000)	Value (000)
Hospital Fin. Auth., Rev. Bonds (Ascension Health), Series 1999-B-3, 0.95% 2033 (preref. 2018)	$25	$25
Hospital Fin. Auth., Rev. Bonds (Ascension Health), Series 1999-B-3, 0.95% 2033 (put 2018)	775	775
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2014, 4.00% 2044	725	767
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2017-B, 3.50% 2048	140	147
State of Michigan, Highway Imps. Rev. Ref. Bonds, 5.00% 2020	1,000	1,068
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Exempt Facs. Project), Series 2008-ET-2, 1.45% 2029 (put 2021)	325	315
Wayne County Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series G, 5.00% 2021	300	333
		6,125
Minnesota 0.06%
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2012-D, 4.00% 2040	90	92
Missouri 2.22%
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2016-B, 3.50% 2041	1,320	1,371
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2009-E-4, 4.25% 2030	215	221
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2021	1,500	1,649
		3,241
Montana 0.17%
Board of Housing, Single Family Mortgage Bonds, Series 2016-A-2, 3.50% 2044	230	241
Nebraska 2.06%
Central Plains Energy Project, Gas Supply Rev. Ref. Bonds, Series 2014, 5.00% 2039 (put 2019)	1,000	1,056
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2013-A, 2.50% 2034	15	15
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2013-E, 3.00% 2043	275	279
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2014-A, 3.00% 2044	195	197
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2014-A, 4.00% 2044	640	669
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-A, 3.50% 2046	460	479
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-C, 3.50% 2046	300	311
		3,006
New Hampshire 0.43%
Health and Education Facs. Auth., Rev. Bonds (University System of New Hampshire Issue), Series 2017-A, 5.00% 2021	570	630
New Jersey 2.12%
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2014-PP, 5.00% 2019	750	777
Garden State Preservation Trust, Sales Tax Rev. Ref. Bonds, Series A, 5.00% 2018	550	564
New Jersey Health Care Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 5.00% 2022	200	224
New Jersey Trans. Trust Fund Auth., Transit Imps. Misc. Rev. Bonds, Series AA, 5.00% 2021	500	539
Rutgers State University, G.O. Bonds (State University of New Jersey), Series 2013-J, 5.00% 2019	225	235
Transit Corp., Grant Anticipation Notes (Federal Transit Administration Section 5307 Urbanized Area Formula Funds), Series 2014-A, 5.00% 2018	750	764
		3,103

Capital Group Short-Term Municipal Fund — Page 19 of 68

unaudited

Bonds, notes & other debt instruments New Mexico 1.38%	Principal amount (000)	Value (000)
Educational Assistance Foundation, Education Loan Rev. Ref. Bonds, Series 2010-A-2, (3-month USD-LIBOR + 0.65%) 2.131% 20281	$20	$20
City of Farmington, Pollution Control Rev. Ref. Bonds (Southern California Edison Company Four Corners Project), Series 2005-A, 1.875% 2029 (put 2020)	1,000	999
City of Farmington, Pollution Control Rev. Ref. Bonds (Southern California Edison Company Four Corners Project), Series 2005-B, 1.875% 2029 (put 2020)	1,000	999
		2,018
New York 4.67%
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2017-H, 1.65% 2021	350	343
Metropolitan Transportation Auth., Dedicated Tax Fund Bonds, Series 2002-B-3-B, (SIFMA Municipal Swap Index + 0.90%) 2.06% 20181	650	652
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, (SIFMA Municipal Swap Index + 0.58%) 1.74% 2039 (put 2020)1	2,600	2,603
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 197, 3.50% 2044	930	974
City of New York, G.O. Bonds, Fiscal 2018, Series 2017-C, 5.00% 2023	1,000	1,154
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-C-2, 1.70% 2021	350	348
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-G-2-A, 2.00% 2057 (put 2021)	500	497
Public Housing Capital Fund Rev. Trust I, Trust Certificates, 4.50% 20222,3	262	263
		6,834
North Carolina 1.18%
City of Charlotte, Charlotte Douglas International Airport, Airport Rev. Bonds, Series 2010-A, 5.00% 2021	810	873
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 38-B, 4.00% 2047	395	422
State of North Carolina, Govt. Fndg. Grant Highway Imps. Rev. Bonds, 5.00% 2020	400	427
		1,722
North Dakota 1.36%
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2012-A, 3.75% 2042	110	113
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2015-A, 4.00% 2038	1,200	1,271
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2015-D, 4.00% 2046	565	602
		1,986
Ohio 1.82%
Hospital Ref. Rev. Bonds (Cleveland Clinic Health System Obligated Group), Series 2017-A, 5.00% 2021	1,000	1,094
Housing Fin. Agcy., Residential Mortgage Rev. Bonds, Series 2017-A, 4.50% 2047	660	712
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2011-2, 4.50% 2028	185	190
County of Warren, Health Care Facs. Rev. Ref. Bonds, 4.00% 2018	220	223
County of Warren, Health Care Facs. Rev. Ref. Bonds, Series A, 5.00% 2022	400	449
		2,668
Oklahoma 0.47%
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2012-A, 5.00% 2043	510	536
Stillwater Utils. Auth., Power Plants (Non Nuclear) Multiple Util. Rev. Ref. Bonds, Series A, 4.00% 2019	150	156
		692

Capital Group Short-Term Municipal Fund — Page 20 of 68

unaudited

Bonds, notes & other debt instruments Oregon 3.67%	Principal amount (000)	Value (000)
Facs. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2013-C, (SIFMA Municipal Swap Index + 1.00%) 2.16% 2022 (put 2018)1	$2,375	$2,378
G.O. Bonds (Veteran’s Welfare Bonds 94), Series 2014-H, 4.00% 2044	915	957
Gilliam County Oregon Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), 1.50% 2018	1,000	1,000
Housing and Community Services Dept., Single Family Mortgage Rev. Bonds, Series 2017-A, 4.00% 2047	965	1,030
		5,365
Pennsylvania 2.52%
Butler County Hospital Auth., Health Care Facs. Rev. Ref. Bonds, 3.00% 2018	250	251
Econ. Dev. Fncg. Auth., UPMC Rev. Bonds, Series 2017-A, 4.00% 2018	750	765
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-122, 4.00% 2046	480	509
School Dist. of Philadelphia, G.O. Prop. Tax Ref. Bonds, Series F (St. Aid Withhldg. Insured), 5.00% 2019	500	523
Turnpike Commission, Turnpike Rev. Bonds, Series 2016, 5.00% 2021	1,500	1,644
		3,692
Puerto Rico 0.24%
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2018	350	354
Rhode Island 1.20%
Commerce Corp., Grant Anticipation Rev. Ref. Bonds (Dept. of Transportation), Series 2016-A, 5.00% 2021	920	1,016
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 66-A-1, 4.00% 2033	715	745
		1,761
South Carolina 1.10%
Housing Fin. and Dev. Auth., Mortgage Rev. Ref. Bonds, 4.00% 2036	635	672
Lexington County, Health Services Dist., Inc., Hospital Rev. Ref. Bonds, Series 2017, 5.00% 2021	250	277
South Carolina State Housing Fin. & Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series 1 (GNMA COLL Insured), 4.50% 2030	195	199
South Carolina State Public Service Auth., Nuclear Rev. Ref. Bonds, Series A, 5.00% 2022	400	453
		1,601
South Dakota 0.88%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2016-D, 3.50% 2046	955	996
Housing Dev. Auth., Residential Fin. Program Bonds, Series 2014-E, 4.00% 2044	280	294
		1,290
Tennessee 2.18%
Housing Dev. Agcy., Homeownership Program Bonds, Series 2012-1-C, 4.50% 2037	215	223
Housing Dev. Agcy., Homeownership Program Bonds, Series 2012-2-C, 4.00% 2038	230	237
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-A, 4.00% 2045	1,565	1,649
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-C, 4.00% 2045	640	668
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-1, 4.00% 2042	385	411
		3,188
Texas 11.22%
Arlington Higher Education Fin. Corp., Education Rev. and Ref. Bonds. (Uplift Education), Series 2017-A, 5.00% 2022	635	720
City of Austin, Electric Util., Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00% 2021	525	586
Clear Creek Independent School Dist., Unlimited Tax School Building Bonds, Series 2013-B, 3.00% 2032 (put 2019)	1,000	1,020
Cypress-Fairbanks Independent School Dist., Unlimited Tax School Building Bonds, Series 2017-A-3, 3.00% 2043 (put 2020)	1,500	1,544
Various Purpose G.O. Bonds, Water Financial Assistance and Rev. Ref. Bonds, Series 2018-A, 5.00% 2020	600	650

Capital Group Short-Term Municipal Fund — Page 21 of 68

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Bonds, notes & other debt instruments Texas (continued)	Principal amount (000)	Value (000)
County of Harris, Health Facs. Dev. Corp., Rev. Ref. Bonds (CHRISTUS Health), Series 2005-A-4, Assured Guaranty Municipal insured, 1.45% 20311	$150	$150
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2011-A, 5.00% 2029	125	129
City of Houston, Higher Education Finance Corp., Education Rev. and Rev. Ref. Bonds (Harmony Public Schools), Series 2014-A, 5.00% 2018	455	456
City of Houston, Public Improvement Rev. Ref. Bonds, Series 2017-A, 5.00% 2020	400	428
Katy Independent School Dist., Rev. Ref. Bonds, Series 2015-C, (1-month USD-LIBOR x 0.67 + 0.55%) 1.595% 2036 (put 2019)1	650	650
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2012-C, 1.95% 2038 (put 2019)	600	600
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2017-A, 5.00% 2019	2,000	2,063
Northside Independent School Dist., (Bexar County), Unlimited Tax School Building Bonds, 1.45% 2047 (put 2020)	200	198
Olmos Park Higher Edu. Facs. Corp., College & Univ. Imps. Rev. Ref. Bonds, 5.00% 2019	400	423
Pasadena Independent School Dist., Unlimited Tax School Building Bonds, Series 2018, 5.00% 2021	750	823
Rockwall Independent School Dist., Unlimited Tax Ref. Bonds, Series 2017, 5.00% 2022	800	898
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2012-C, 2.00% 2027 (put 2018)	350	351
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2015-C, 3.00% 2045 (put 2019)	1,000	1,024
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2015-D, 3.00% 2045 (put 2020)	1,000	1,026
Board of Regents of Texas Tech University System, Rev. Fncg. System, Rev. Ref. and Improvement Bonds, Series 2017-A, 5.00% 2019	500	518
Board of Regents of the Texas A&M University System, Rev. Fncg. System Bonds, Series 2015-B, 5.00% 2021	305	337
Board of Regents of the Texas A&M University System, Rev. Fncg. System Bonds, Series 2015-B, 5.00% 2021 (escrowed to maturity)	145	160
Board of Regents of the Texas A&M University System, Rev. Fncg. System Bonds, Series 2017-C, 5.00% 2021	600	662
Texas State Univ. System, College & Univ. Rev. Ref. Bonds, Series A, 5.00% 2020	550	588
Tomball Independent School Dist., Unlimited Tax School Building Bonds, Series 2018, 5.00% 2022	355	398
		16,402
Utah 0.30%
Housing Corp., Single Family Mortgage Bonds, Class III, Series 2015-D-2, 4.00% 2045	410	436
Virginia 1.13%
Northern Virginia Trans. Auth., Transit Imps. Misc. Taxes Rev. Bonds, 5.00% 2020	250	269
Virginia Commonwealth Trans. Board, Govt. Fndg. Grant Transit Imps. Rev. Bonds, 5.00% 2019	600	634
County of Wise, Industrial Dev. Auth., Solid Waste and Sewage Disposal Rev. Bonds (Virginia Electric and Power Co. Project), Series 2010-A, 1.875% 2040 (put 2020)	750	748
		1,651
Washington 2.63%
Federal Highway Grant Anticipation Rev. Bonds (SR 520 Corridor Program), Series 2014-C, 5.00% 2018	1,500	1,530
Federal Highway Grant Anticipation Rev. Bonds (SR 520 Corridor Program), Series 2014-C, 5.00% 2019	900	948
Various Purpose G.O. Rev. Ref. Bonds, Series 2018-R-C, 5.00% 2021	500	555
Housing Fin. Commission, Homeownership Program Bonds, Series 2011-A, 4.50% 2029	145	149
Housing Fin. Commission, Single Family Program Bonds, Series 2017-1-N, 4.00% 2047	630	671
		3,853
West Virginia 1.20%
West Virginia University, Improvement Rev. Bonds (West Virginia University Projects), Series 2014-C, (SIFMA Municipal Swap Index + 0.53%) 1.69% 2041 (put 2019)1	1,750	1,750

Capital Group Short-Term Municipal Fund — Page 22 of 68

unaudited

Bonds, notes & other debt instruments Wisconsin 1.95%	Principal amount (000)	Value (000)
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2013-B-2, 4.00% 2043 (put 2019)	$1,000	$1,030
Health and Educational Facs. Auth., Rev. Bonds (Children’s Hospital of Wisconsin, Inc.), Series 2008-B, 5.375% 2037 (preref. 2020)	1,000	1,074
Housing and Econ. Dev. Auth., Home Ownership Mortgage Rev. Bonds, Series 2017-C, 4.00% 2048	380	406
Public Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00% 2022	300	335
		2,845
Total bonds, notes & other debt instruments (cost: $132,608,000)		131,872
Short-term securities 8.83%
State of California, Statewide Communities Dev. Auth., Commercial Paper, Series 2008-B, 0.91% 4/4/2018	1,000	1,000
State of Illinois, City of Chicago, Board of Education, Tax Anticipation Notes (Educational Purpose), Series 2017-D, (1-month USD-LIBOR x 0.70 + 2.75%) 3.845% 4/2/20181,3	300	300
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-K, 0.99% 20351	4,850	4,850
State of Missouri, Health and Educational Facs. Auth., Demand Educational Facs. Rev. Bonds (Washington University), Series 2003-B, 0.96% 20331	2,000	2,000
State of New York, New York City G.O. Bonds, Series 2008-J-5, 0.97% 20281	1,000	1,000
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2016, Series 2015-A-4, 0.97% 20411	1,000	1,000
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2016-E-4, 1.00% 20451	2,260	2,260
State of Texas, Lower Neches Valley Auth. Industrial Dev. Corp., Rev. Bonds (ExxonMobil Project), Series 2011, 0.98% 20511	500	500
Total short-term securities (cost: $12,910,000)		12,910
Total investment securities 99.00% (cost: $145,518,000)		144,782
Other assets less liabilities 1.00%		1,460
Net assets 100.00%		$146,242

1	Coupon rate may change periodically.
2	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
3	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $563,000, which represented .38% of the net assets of the fund.

Capital Group Short-Term Municipal Fund — Page 23 of 68

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Key to abbreviations
Agcy. = Agency	GTY = Guaranty
AGM = Assured Guaranty Municipal Corporation	HUD = Housing and Urban Development
AMBAC = American Municipal Bond Assurance Corporation	Imp. = Improvement
AMT = Alternative Minimum Tax	Imps. = Improvements
Auth. = Authority	Ind. = Industrial
BAM = Build America Mutual Assurance Company	Intl. = International
CA Mtg. Ins. = California Mortgage Insurance	LIBOR = London Interbank Offered Rate
Certs. of Part. = Certificates of Participation	Ln. = Loan
COLL = Collateral	Lns. = Loans
Comm. = Community	LOC = Letter of Credit
Comms. = Communities	Loc. = Local
Corp. = Corporation	Mgmt. = Management
Dept. = Department	Misc. = Miscellaneous
Dev. = Development	Muni. = Municipal
Dist. = District	NATL-RE = National Reinsurance
Econ. = Economic	No. = Number
Edu. = Education	Preref. = Prerefunded
Educ. = Educational	Prop. = Property
Fac. = Facility	PSF = Permanent School Fund
Facs. = Facilities	Redev. = Redevelopment
FGIC = Financial Guaranty Insurance Company	Ref. = Refunding
FHA = Federal Housing Administration	Res. = Resource
FHL = Federal Home Loan	Ress. = Resources
FHLMC = Federal Home Loan Mortgage Corporation	Rev. = Revenue
Fin. = Finance	SIFMA = Securities Industry and Financial Markets Association
Fncg. = Financing	TECP = Tax-Exempt Commercial Paper
Fndg. = Funding	Trans. = Transportation
FNMA = Federal National Mortgage Association	Univ. = University
GNMA = Government National Mortgage Association	Util. = Utility
G.O. = General Obligation	Utils. = Utilities
Govt. = Government	Withhldg. = Withholding
GTD = Guaranteed

Capital Group Short-Term Municipal Fund — Page 24 of 68

Capital Group California Core Municipal FundSM

Investment portfolio

January 31, 2018

unaudited

Bonds, notes & other debt instruments 92.37% California 89.14%	Principal amount (000)	Value (000)
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2021	$1,000	$1,117
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2022	975	1,114
County of Alameda Trans. Auth., Sales Tax Transit Imps. Rev. Bonds, 4.00% 2019	950	978
City of Alhambra, Health Care Facs. Nursing Homes Rev. Ref. Bonds (CA Mtg. Ins.), 5.00% 2027	630	733
Aliso Viejo Comm. Fac. Dist., Special Tax Ref. Bonds, 5.00% 2024	455	514
Aliso Viejo Comm. Fac. Dist., Special Tax Ref. Bonds, 5.00% 2025	425	479
City of Anaheim, Housing and Public Improvements Auth., Rev. Ref. Bonds, Series 2017-B, 5.00% 2023	1,000	1,156
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.), 5.125% 2020	945	990
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds, Series A (CA Mtg. Ins.), 5.00% 2019	400	417
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Rev. Bonds (Channing House), Series 2010, 5.25% 2020 (escrowed to maturity)	585	610
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Senior Living Rev. Bonds (Odd Fellows Home of California), Series 2012-A, 5.00% 2020	550	589
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Ref. Rev. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2014-A, 5.00% 2023	370	427
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Ref. Rev. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2014-A, 5.00% 2024	395	462
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Ref. Rev. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2014-A, 5.00% 2025	510	591
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Episcopal Senior Communities), Series 2012-B, 5.00% 2020	1,000	1,086
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Eskaton Properties Inc. Obligated Group), Series 2013, 5.00% 2021	495	552
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Eskaton Properties Inc. Obligated Group), Series 2013, 5.00% 2023	500	577
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Eskaton Properties Inc. Obligor Group), 5.00% 2020	1,430	1,558
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Eskaton Properties Inc. Obligor Group), 5.00% 2022	1,000	1,137
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-C-1, (SIFMA Municipal Swap Index + 0.90%) 2.06% 2045 (put 2023)1	2,800	2,848
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2007-C-1, (SIFMA Municipal Swap Index + 0.90%) 2.06% 2047 (put 2023)1	1,500	1,526
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2008-B-1, (SIFMA Municipal Swap Index + 1.10%) 2.26% 2045 (put 2024)1	4,200	4,323
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2014-G, (SIFMA Municipal Swap Index + 0.60%) 1.76% 2034 (put 2020)1	1,000	1,004
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2017-D, (3-month USD-LIBOR x 0.70 + 0.55%) 1.736% 2045 (put 2021)1	1,000	1,007
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2017-G, 2.00% 2053 (put 2024)	3,500	3,484
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2014-C, 1.875% 2047 (put 2019)	1,505	1,511
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2017-S-7, 5.00% 2024	1,200	1,417
Bay Area Water Supply, Series 2013-A, 5.00% 2023	500	579
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, 5.00% 2020	165	180

Capital Group California Core Municipal Fund — Page 25 of 68

unaudited

Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, Series A, 4.00% 2021	$560	$605
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, Series A, 4.00% 2022	500	538
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, 5.00% 2025	400	467
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 5.00% 2018	275	282
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 5.00% 2024	150	168
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 5.00% 2025	375	418
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 5.00% 2026	300	358
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series D, 5.00% 2020	1,325	1,436
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00% 2019	525	555
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00% 2020	500	547
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00% 2021	2,675	2,931
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 4.00% 2019	400	416
California Infrastructure & Econ. Dev. Bank, Rec. Facs. Imps. Rev. Bonds, 5.00% 2018	100	100
California Muni. Fin. Auth., College & Univ. Imps. Rev. Bonds, 5.00% 2022	470	530
California Muni. Fin. Auth., Loc. or GTD Housing Rev. Bonds, 5.00% 2030	1,000	1,101
California Muni. Fin. Auth., Misc. Rev. Ref. Bonds, 5.00% 2022	885	1,008
California Muni. Fin. Auth., Misc. Rev. Ref. Bonds, 5.00% 2025	500	593
California State Dept. of Veterans Affairs, Loc. or GTD Housing Rev. Ref. Bonds, Series A, 2.75% 2020	750	776
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Series AE (Pre-refunded with U.S. Treasury Obligations to 06/01/18 @ 100), 5.00% 2023	200	203
California State Public Works Board, Correctional Fac. Imps. Lease Rev. Bonds, Series A, 5.00% 2023	790	915
California State Public Works Board, Lease Rev. Ref. Bonds, 5.00% 2024	1,725	2,037
California State Public Works Board, Lease Rev. Ref. Bonds, Series B, 5.00% 2022	2,000	2,286
California State Public Works Board, Lease Rev. Ref. Bonds, Series F, 5.00% 2020	1,260	1,356
California State Public Works Board, Lease Rev. Ref. Bonds, Series H, 5.00% 2023	725	840
California Statewide Comms. Dev. Auth., College & Univ. Imps. Rev. Bonds, 5.00% 2019	1,000	1,042
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00% 2019	1,000	1,058
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00% 2023	1,100	1,261
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00% 2025	750	880
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series A (AGM Insured), 5.00% 2023	500	570
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 5.00% 2021	1,100	1,211
California Statewide Comms. Dev. Auth., Ind. Rev. Ref. Bonds (Mandatory Put 04/01/20 @ 100), 1.90% 2028	2,000	2,003
California Statewide Comms. Dev. Auth., Misc. Rev. Ref. Bonds (AGM Insured), 5.00% 2020	210	229
Educational Facs. Auth., Rev. Ref. Bonds (University of Redlands), Series 2015-A, 5.00% 2021	535	597
Municipal Fin. Auth., Rev. Bonds (Emerson College Issue) Series 2017-B, 5.00% 2026	1,000	1,171
Municipal Fin. Auth., Rev. Bonds (Emerson College Issue) Series 2017-B, 5.00% 2027	600	708
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.0% 2023	750	862
Public Works Board, Lease Rev. Bonds (Judicial Council of California, Various Judicial Council Projects), Series 2011-D, 5.00% 2022	1,225	1,377
Regents of the University of California, General Rev. Bonds, Series 2016-AT, 1.40% 2046 (put 2021)	1,975	1,945
Regents of the University of California, General Rev. Bonds, Series 2017-AY, 5.00% 2024	3,000	3,560
School Fin. Auth., School Fac. Rev. Bonds (KIPP LA Projects), Series 2015-A, 3.625% 20252	1,125	1,205
School Fin. Auth., School Fac. Rev. Bonds (KIPP LA Projects), Series 2017-A, 5.00% 20242	270	313
State Public Works Board, Lease Rev. Ref. Bonds (Dept. of General Services), Series 2017-B, 5.00% 2021	3,000	3,352
State Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2017-B, 5.00% 2024	1,000	1,179
Univ. of California, College & Univ. Rev. Ref. Bonds, Series E, 5.00% 2020	500	540
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-B-2, 4.00% 2049 (put 2021)	2,000	2,147
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-B-3, 4.00% 2051 (put 2023)	2,500	2,753
City of Carlsbad California, Special Assessment Ref. Bonds, 3.00% 2018	325	328
City of Carlsbad California, Special Assessment Ref. Bonds, 3.55% 2023	350	364
Carson Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, 5.00% 2021	1,625	1,816
Cathedral City Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds (AGM Insured), 5.00% 2024	260	306
Cathedral City Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds, 5.00% 2023	745	859

Capital Group California Core Municipal Fund — Page 26 of 68

unaudited

Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
City of Cerritos, Public Fncg. Auth., Tax Allocation Rev. Bonds (Cerritos Redev. Projects), Series 2002-A, AMBAC insured, 5.00% 2019	$2,000	$2,046
City of Cerritos, Public Fncg. Auth., Tax Allocation Rev. Ref. Bonds (Cerritos Redev. Projects), Series 2002-A, AMBAC insured, 5.00% 2024	600	613
Chino Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A (BAM Insured), 5.00% 2020	500	543
Chino Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A (BAM Insured), 5.00% 2022	450	512
Chino Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A (BAM Insured), 5.00% 2025	665	771
Chino Unified School Dist., G.O. Bonds, Series 2017-A, 5.00% 2021	1,000	1,117
City of Chula Vista, Energy Res. Auth. Rev. Ref. Bonds, Series A, 1.65% 2018	1,150	1,150
City of Chula Vista, Municipal Fncg. Auth., Special Tax Rev. Ref. Bonds, 5.00% 2020	910	975
City of Chula Vista, Municipal Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013, 5.00% 2021	535	585
City of Chula Vista, Municipal Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013, 5.00% 2022	1,355	1,506
Clovis Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A (NATL-RE Insured), 0.00% 2025	500	409
Compton Comm. College Dist., G.O. Prop. Tax Ref. Bonds (BAM Insured), 5.00% 2026	800	928
Compton Unified School Dist., G.O. Rev. Ref. Bonds, 2002 Election, Series 2006-D, AMBAC insured, 0% 2021	3,000	2,816
City of Concord, Successor Agcy. of the Redev. Agcy., Ref. Bonds, Series 2014, BAM insured, 5.00% 2023	825	947
Concord Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds (BAM Insured), 5.00% 2020	500	535
Eastern Muni. Water Dist., Water Rev. Ref. Bonds, Series A, 5.00% 2023	500	582
Econ. Recovery Ref. Bonds, Series 2009-A, 5.25% 2021 (preref. 2019)	675	712
Econ. Recovery Ref. Bonds, Series 2009-A, 5.25% 2021 (preref. 2019)	385	406
Educational Facs. Auth., Rev. Bonds (Chapman University), Series 2011, 5.00% 2019	1,150	1,198
Educational Facs. Auth., Rev. Bonds (Pitzer College), Series 2009, 5.50% 2029 (preref. 2020)	400	434
Educational Facs. Auth., Rev. Bonds (Santa Clara University), Series 2010, 5.00% 2021 (preref. 2020)	550	588
Educational Facs. Auth., Rev. Bonds (University of San Francisco), Series 2011, 5.00% 2021	355	396
Educational Facs. Auth., Rev. Bonds (University of San Francisco), Series 2011, 5.00% 2021 (escrowed to maturity)	345	386
Educational Facs. Auth., Rev. Ref. Bonds (Pomona College), Series 2009-A, 5.00% 2024	100	103
Municipal Fin. Auth., Educational Rev. Bonds (American Heritage Education Foundation Project), Series 2016-A, 4.00% 2026	320	346
El Centro Fncg. Auth., Sewer Rev. Ref. Bonds, Series A (AGM Insured), 5.00% 2026	530	617
El Centro Fncg. Auth., Sewer Rev. Ref. Bonds, Series A (AGM Insured), 5.00% 2027	500	578
El Centro Fncg. Auth., Sewer Rev. Ref. Bonds, Series A (AGM Insured), 5.00% 2030	1,000	1,141
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.), Special Tax Rev. Ref. Bonds, Series 2012, 5.00% 2024	860	962
Elk Grove Fin. Auth., Special Tax Ref. Bonds (BAM Insured), 5.00% 2030	735	845
Elk Grove Fin. Auth., Special Tax Ref. Bonds, 5.00% 2025	580	687
City of Emeryville, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2026	1,000	1,171
City of Eureka, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2017-B, 5.00% 2022	835	954
Fillmore Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds (BAM Insured), 5.00% 2024	1,000	1,173
City of Fontana California, Special Tax Ref. Bonds, 5.00% 2023	535	608
Fresno Joint Powers Fin. Auth., Rev. Ref. Bonds (Master Lease Projects), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2022	1,350	1,519
State of California, G.O. Correctional Facs. Imps. Prop. Tax Bonds, 5.25% 2020	100	106
State of California, G.O. General Fund Ref. Bonds, 5.00% 2019	2,000	2,075
State of California, G.O. General Fund Ref. Bonds, 5.00% 2019	600	626
State of California, G.O. General Fund Ref. Bonds, 5.00% 2020	1,265	1,373
State of California, G.O. General Fund Ref. Bonds, 5.25% 2020	650	691
State of California, G.O. Public Imps. General Fund Bonds, 5.50% 2018	100	101
Various Purpose G.O. Bonds, 4.00% 2019	2,000	2,088

Capital Group California Core Municipal Fund — Page 27 of 68

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Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
Various Purpose G.O. Bonds, 5.00% 2024	$4,505	$5,338
Various Purpose G.O. Bonds, 5.00% 2026	1,750	2,119
Various Purpose G.O. Bonds, Misc. Rev. Ref. Bonds, 1.35% 2019	1,125	1,120
Various Purpose G.O. Bonds, National insured, 6.00% 2020	5	5
Various Purpose G.O. Bonds, Series 2016-B, (1-month USD-LIBOR x 0.70 + 0.76%) 1.855% 2031 (put 2021)1	2,175	2,203
Various Purpose G.O. Bonds, Series 2017, 5.00% 2024	530	626
Various Purpose G.O. Ref. Bonds, 5.00% 2020	4,440	4,748
Various Purpose G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2024	605	714
Garden Grove Agcy. Comm. Dev. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds (BAM Insured), 5.00% 2022	400	457
Glendale Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds (BAM Insured), 5.00% 2024	410	484
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2005-A, Assured Guaranty Municipal insured, 0% 2026	1,000	789
Golden State Tobacco Securitization Corp., Approp. Rev. Ref. Bonds, Series A (AMBAC Insured), 0.00% 2024	2,000	1,704
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2013-A, 5.00% 2020	1,300	1,399
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds, Series 2013-A, 5.00% 2021	2,000	2,207
Golden West Schools Fncg. Auth., Misc. Rev. Ref. Bonds, Series A (NATL-RE Insured), 0.00% 2020	1,100	1,059
Hawthorne Comm. Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds (AGM Insured), 5.00% 2024	250	296
Hayward Unified School District, G.O. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 2021	1,000	1,118
Health Facs. Fncg. Auth., Insured Rev. Ref. Bonds (Marshall Medical Center), Series 2015, 5.00% 2022	175	198
Health Facs. Fncg. Auth., Insured Rev. Ref. Bonds (Marshall Medical Center), Series 2015, 5.00% 2023	135	155
Health Facs. Fncg. Auth., Rev. Bonds (Adventist Health System/West), Series 2013-A, 5.00% 2020	675	720
Health Facs. Fncg. Auth., Rev. Bonds (Adventist Health System/West), Series 2013-A, 5.00% 2023	1,000	1,141
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2008-G, 5.50% 2025	100	102
Health Facs. Fncg. Auth., Rev. Bonds (City of Hope), Series 2012-A, 5.00% 2021	350	391
Health Facs. Fncg. Auth., Rev. Green Bonds (Kaiser Permanente), Series 2017-C, 5.00% 2031 (put 2022)	1,605	1,834
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Paradise Valley Estates Project), Series 2013, 5.00% 2020	1,005	1,072
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2013-C, 5.00% 2043 (put 2019)	1,750	1,848
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2013-D, 5.00% 2043 (put 2020)	250	271
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Health Care), Series 2017-A, 5.00% 2023	1,000	1,173
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Health Care), Series 2017-A, 5.00% 2024	1,000	1,193
Hemet Unified School Dist., Fncg. Auth. Special Tax Rev. Bonds, Series 2015, 5.00% 2026	600	685
Hemet Unified School Dist., G.O. Prop. Tax Ref. Bonds (AGM Insured), 5.00% 2029	500	576
Hemet Unified School Dist., G.O. Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2023	885	1,027
Desert Hot Springs Redev. Agency, Tax Allocation, Series 2017, BAM insured, 4.00% 2020	390	413
Desert Hot Springs Redev. Agency, Tax Allocation, Series 2017, BAM insured, 5.00% 2021	800	889
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2008-A, 5.25% 2025 (preref. 2018)	80	82
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2008-A, 5.25% 2025 (preref. 2018)	20	21
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series C, 5.00% 2022	700	766
Infrastructure and Econ. Dev. Bank, Infrastructure State Revolving Fund Rev. Bonds, Series 2008, 4.50% 2025 (preref. 2018)	100	102
Infrastructure and Econ. Dev. Bank, Infrastructure State Revolving Fund Rev. Bonds, Series 2008, 4.50% 2026 (preref. 2018)	100	102
Infrastructure and Econ. Dev. Bank, Rev. Bonds (The Colburn School), Series 2015-B, (SIFMA Municipal Swap Index + 1.20%) 2.36% 2037 (put 2022)1	1,000	1,014
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2011-A-4, (3-month USD-LIBOR x 0.70 + 0.37%) 1.556% 2038 (put 2020)1	3,000	3,007
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Segerstrom Center for the Arts), Series 2016-B, 5.00% 2023	2,750	3,156
City of Irvine California, Special Assessment Ref. Bonds, 2.50% 2019	1,230	1,238
City of Irvine California, Special Assessment Ref. Bonds, 3.00% 2020	1,250	1,280

Capital Group California Core Municipal Fund — Page 28 of 68

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Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
City of Irvine California, Special Assessment Ref. Bonds, 3.375% 2023	$850	$898
City of Irvine California, Special Assessment Ref. Bonds, 4.00% 2022	400	431
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 15-1, 4.00% 2020	940	993
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 15-1, 5.00% 2021	500	555
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 15-2, 5.00% 2028	500	570
City of Irvine, Special Assessment Ref. Bonds, 3.25% 2022	700	732
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Rev. Bonds, Series 2017-A, 5.00% 2021	1,280	1,416
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Rev. Bonds, Series 2017-A, 5.00% 2025	1,000	1,173
Jurupa Public Fncg. Auth., Special Tax Ref. Bonds, Series A, 5.00% 2023	500	578
Jurupa Public Fncg. Auth., Special Tax Ref. Bonds, Series A, 5.00% 2029	710	808
County of Kern, Water Agcy., Water Rev. Ref. Bonds (Improvement Dist. No. 4), Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2022	2,810	3,185
Kings Canyon Unified School Dist., G.O. Prop. Tax Ref. Bonds (AGM Insured), 5.00% 2029	1,600	1,861
La Quinta Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds, 4.00% 2019	500	521
Successor Agcy. to the La Quinta Redev. Agcy., Tax Allocation Ref. Bonds (La Quinta Redev. Project Areas No. 1 and 2), Series 2013-A, 5.00% 2019	200	211
Lammersville Joint Unified School Dist., Special Tax Community Facs. Dist. No. 2002, Series 2017, 4.00% 2022	680	730
Lancaster Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds (AGM Insured), 5.00% 2024	590	687
Lincoln Public Fncg. Auth., Public Imps. Special Tax Bonds, Series A (AMBAC Insured), 4.50% 2021	840	853
City of Long Beach, Bond Fin. Auth., Rev. Ref. Bonds (Aquarium of the Pacific Project), Series 2012, 5.00% 2021	520	581
City of Long Beach, Port, Airport & Marina Imps. Rev. Bonds, 5.00% 2019	275	288
City of Long Beach, Port, Airport & Marina Imps. Rev. Bonds, 5.00% 2020	400	432
City of Long Beach, Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00% 2021	100	108
Long Beach Bond Fin. Auth., Misc. Rev. Ref. Bonds, 4.00% 2020	750	796
Long Beach Community College Dist., 2008 Election, Series 2008-A, 5.00% 2022 (preref. 2018)	15	15
Long Beach Community College Dist., G.O. Univ. & College Imps. Prop. Tax Bonds, Series A, 5.00% 2022	85	86
County of Los Angeles Redev. Auth., Tax Allocation Rev. Ref. Bonds (AGM Insured), 5.00% 2022	1,190	1,355
County of Los Angeles Redev. Auth., Tax Allocation Rev. Ref. Bonds (AGM Insured), 5.00% 2024	1,000	1,177
County of Los Angeles Redev. Auth., Tax Increment Allocation Rev. Ref. Bonds, 5.00% 2020	3,000	3,277
Los Angeles Comm. Facs. Dist., Special Tax Ref. Bonds, 5.00% 2020	600	647
Los Angeles Comm. Facs. Dist., Special Tax Ref. Bonds, 5.00% 2023	700	808
Los Angeles Dept. of Airports, Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00% 2029	200	209
Los Angeles Dept. of Airports, Port, Airport & Marina Imps. Rev. Bonds, Series D, 5.00% 2019	850	890
Los Angeles Dept. of Water & Power, Water Util. Imps. Rev. Bonds, Series A, 5.00% 2021	1,000	1,114
Los Angeles Dept. of Water & Power, Water Util. Imps. Rev. Bonds, Series B, 5.00% 2020	1,000	1,052
Los Angeles Unified School Dist., G.O. Bonds, 2004 Election, Series 2009-I, 5.00% 2024	100	105
Los Angeles Unified School Dist., G.O. Prop. Tax Ref. Bonds, Series A, 5.00% 2021	1,200	1,339
Los Angeles Unified School Dist., G.O. Prop. Tax Ref. Bonds, Series C, 5.00% 2019	2,175	2,286
Los Angeles Unified School Dist., G.O. Prop. Tax Rev. Ref. Bonds, Series A-1, 5.00% 2020	1,000	1,084
Los Angeles Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017-A, 5.00% 2024	3,500	4,166
Los Angeles Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017-A, 5.00% 2025	1,000	1,207
Los Rios Comm. College Dist., G.O. Prop. Tax Ref. Bonds, 5.00% 2020	900	978
Manhattan Beach Unified School Dist., G.O. Bonds, Series 1999-C, FGIC-National insured, 0% 2024	1,500	1,267
Merced Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A (AGM Insured), 5.00% 2022	500	571
Merced Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A (AGM Insured), 5.00% 2028	250	293
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2017-B, 5.00% 2020	3,000	3,252
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2017-B, 5.00% 2021	1,000	1,115
Modesto Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2016, 5.00% 2021	780	873
Modesto Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, 5.00% 2022	750	859
Montebello Unified School Dist., G.O. Rev. Ref. Bonds, 2004 Election, Series 2013-A, 5.00% 2024	520	599
Montebello Unified School Dist., Rev. Bonds, Series 2013-A, 5.00% 2020	925	1,001
Montebello Unified School Dist., Rev. Bonds, Series 2016-A, 4.00% 2019	1,250	1,293

Capital Group California Core Municipal Fund — Page 29 of 68

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Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
Monterey Peninsula Comm. College Dist., G.O. Prop. Tax Ref. Bonds, 0.00% 2024	$815	$692
Moreno Valley Unified School Dist., G.O. School Imps. Prop. Tax Ref. Bonds (NATL-RE Insured), 5.25% 2019	380	401
Mountain View Shoreline Regional Park Comm., Tax Allocation Rev. Ref. Bonds, Series A, 5.00% 2019	420	442
Mountain View Shoreline Regional Park Comm., Tax Allocation Rev. Ref. Bonds, Series A, 5.00% 2020	375	406
Murrieta Valley Unified School Dist. Fncg. Auth., Special Tax Ref. Bonds, Series A, 4.00% 2020	125	131
Natomas Unified School Dist., G.O. Prop. Tax Ref. Bonds (BAM Insured), 5.00% 2021	500	557
North Natomas Comm. Facs. Dist. No. 4, Special Tax Ref. Bonds, Series E, 5.00% 2021	1,050	1,163
Northern California Power Agcy., Geothermal Project Number 3 Rev. Bonds, Series 2009-A, 5.50% 2021	1,000	1,056
Northern California Power Agcy., Hydroelectric Project No. 1 Rev. Ref. Bonds, Series 2010-A, 5.00% 2019	200	210
Oakland Unified School Dist., G.O. Rev. Ref. Bonds (Measure J), Series 2017-C, 5.00% 2024	2,000	2,375
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2024	500	594
Oakland Unified School Dist.,, G.O. Bonds, Series 2017-A, 5.00% 2021	2,000	2,233
Port of Oakland, Rev. Ref. Bonds, Series 2017-E, 5.00% 2020	1,000	1,091
Ohlone Community College Dist. (County of Alameda), G.O. Ref. Bonds, 5.00% 2023	550	629
Ohlone Community College Dist., G.O. Ref. Bonds, Series 2012, 5.00% 2024	1,000	1,143
County of Orange, South Orange County Public Fncg. Auth., Special Tax Rev. Bonds (Ladera Ranch), Series 2005-A, AMBAC insured, 5.00% 2020	1,000	1,003
Orange Comm. Facs. Dist., Special Tax Ref. Bonds, 4.00% 2020	385	408
Orange Comm. Facs. Dist., Special Tax Ref. Bonds, 4.00% 2021	1,485	1,601
Orange Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, 5.00% 2020	770	835
Oxnard Fncg. Auth., Sewer Rev. Ref. Bonds (AGM Insured), 5.00% 2021	750	831
City of Palmdale, Successor Agcy. to the Community Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016-A, 5.00% 2020	1,000	1,083
Paramount Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 1998 Election, Series 2001-B, Assured Guaranty Municipal insured, 0% 2025	3,000	2,463
Perris Joint Powers Auth., Local Agcy. Rev. Ref. Bonds (CFD No. 2001-1 IA Nos. 4 and 5; CFD 2005-1 IA4), Series 2017-B, 3.00% 2021	895	918
Perris Joint Powers Auth., Local Agcy. Rev. Ref. Bonds (CFD No. 2001-1 IA Nos. 4 and 5; CFD 2005-1 IA4), Series 2017-B, 4.00% 2022	915	979
Perris Union High School Dist., Special Tax Ref. Bonds, 5.00% 2024	1,000	1,150
Pomona Unified School Dist., G.O. Bonds, 2016 Election, Series 2017-B, 5.00% 2020	2,000	2,169
Poway Unified School Dist., Public Fncg. Auth., Special Tax Ref. Bonds, 5.00% 2020	595	641
Poway Unified School Dist., Public Fncg. Auth., Special Tax Ref. Bonds, 5.00% 2026	720	857
Poway Unified School Dist., Public Fncg. Auth., Special Tax Ref. Bonds, Series B (BAM Insured), 5.00% 2022	500	567
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2013, 4.00% 2022	440	469
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2022	850	951
Public Facs. Fncg. Auth. of the City of San Diego, Water Rev. Bonds, Series 2009-A, 4.00% 2020 (preref. 2018)	100	101
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections, Various State Prisons), Series 2014-G, 5.00% 2021	1,000	1,096
State Public Works Board, Lease Rev. Bonds (Department of Corrections and Rehabilitation), Series 2017-D, 5.00% 2020	3,000	3,259
State Public Works Board, Lease Rev. Ref. Bonds (Dept. of Education - Riverside Campus Projects), Series 2017-H, 5.00% 2026	1,780	2,128
City of Rancho Cucamonga, Successor Agcy. to the Redev. Agcy., Rancho Redev. Project Area, Tax Allocation Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2025	750	879
City of Rancho Cucamonga, Successor Agcy. to the Redev. Agcy., Rancho Redev. Project Area, Tax Allocation Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2026	600	702
Rancho Cucamonga Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds (AGM Insured), 5.00% 2020	775	841
Successor Agcy. to the Rancho Cucamonga Redev. Agcy., Rancho Redev. Project Area, Tax Allocation Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2028	300	349
Rio Elementary School Dist. Comm. Facs. Dist., School Imps. Special Tax Ref. Bonds (BAM Insured), 5.00% 2030	700	814
Rio Elementary School Dist. Comm. Facs. Dist., School Imps. Special Tax Ref. Bonds (BAM Insured), 5.00% 2032	240	276

Capital Group California Core Municipal Fund — Page 30 of 68

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Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
Rio Elementary School Dist. Comm. Facs. Dist., Special Tax Ref. Bonds, 5.00% 2022	$400	$446
Riverside Cnty. Public Fncg. Auth., Tax Increment Allocation Misc. Purposes Rev. Bonds, Series A (AGM Insured), 5.00% 2023	1,075	1,249
Riverside Cnty. Public Fncg. Auth., Tax Increment Allocation Ref. Bonds (BAM Insured), 5.00% 2023	500	581
Riverside Cnty. Redev. Successor Agcy., Tax Allocation Rev. Ref. Bonds, 5.00% 2020	405	440
Riverside Cnty. Redev. Successor Agcy., Tax Allocation Rev. Ref. Bonds, 5.00% 2021	575	640
Riverside Cnty. Redev. Successor Agcy., Tax Allocation Rev. Ref. Bonds, 5.00% 2021	465	518
Riverside Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds, Series A, 5.00% 2021	1,000	1,116
Riverside Unified School Dist. Financing Auth., Rev. Bonds, Series 2012-A, 5.00% 2021	1,280	1,423
Riverside Unified School Dist. Fncg. Auth., Special Tax Ref. Bonds (BAM Insured), 5.00% 2025	350	409
Riverside Unified School Dist. Fncg. Auth., Special Tax Ref. Bonds (BAM Insured), 5.00% 2026	400	466
City of Roseville, Westpark Community Facs. Dist. No. 1, Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2024	1,000	1,157
Roseville, Fin. Auth., Special Tax Rev. Ref. Bonds, Series 2017-A, 4.00% 2020	550	577
Roseville, Fin. Auth., Special Tax Rev. Ref. Bonds, Series 2017-A, 4.00% 2021	700	745
Sacramento Municipal Utility Dist., Electric Rev. Ref. Bonds, Series 2017-E, 5.00% 2023	1,000	1,170
Sacramento Municipal Utility Dist., Electric Rev. Ref. Bonds, Series 2017-E, 5.00% 2024	1,500	1,788
Sacramento Regional Transit Dist., Farebox Rev. Bonds, Series 2012, 5.00% 2023	385	416
Sacramento Regional Transit Dist., Farebox Rev. Bonds, Series 2012, 5.00% 2023 (preref. 2020)	230	249
City of San Bernardino, Unified School Dist. G.O. Prop. Tax Ref. Bonds, Series A, Assured Guaranty Municipal insured, 5.00% 2020	725	785
City of San Bernardino, Unified School Dist. G.O. Ref. Bonds, Series 2017-D, Assured Guaranty Municipal insured, 4.00% 2020	480	508
City of San Bernardino, Unified School Dist. G.O. Ref. Bonds, Series 2017-D, Assured Guaranty Municipal insured, 4.00% 2021	330	356
City of San Diego, Public Facs. Fncg. Auth., Sewer Rev. Ref. Bonds, Series 2009-B, 5.00% 2022 (preref. 2019)	100	105
County of San Diego Regional Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00% 2023	225	260
County of San Diego Regional Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Sub-Series A, 5.00% 2020	700	755
County of San Diego Regional Trans. Commission, Sales Tax Rev. Ref. Bonds, Series A, 5.00% 2021	500	554
County of San Diego, Health Care Facs. Rev. Ref. Bonds, 5.00% 2022	200	227
San Diego Community College Dist. (County of San Diego), G.O. Rev. Ref. Bonds, Series 2012, 5.00% 2024	1,000	1,143
San Diego Unified School Dist., G.O. Rev. Ref. Bonds, Series 2012-H-2, 5.00% 2020	3,000	3,251
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Bonds, Series 2009-E, 5.25% 2024	100	105
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2009-C-2, 5.00% 2021	300	313
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2011-B, 5.00% 2019	400	418
City & County of San Francisco, G.O. Public Imps. Prop. Tax Bonds, 5.00% 2020	1,350	1,462
Redev. Agcy. of the City and County of San Francisco, Community Facs. Dist. No. 6, Special Tax Ref. Bonds (Mission Bay South Public Improvements), Series 2013-A, 5.00% 2020	800	862
San Francisco City & County Redev. Agcy., Tax Allocation Rev. Series C, 5.00% 2018	275	280
San Francisco City & County Redev. Agcy., Tax Allocation Rev. Series C, 5.25% 2019	290	307
San Francisco City & County Redev. Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series C, 5.00% 2022	305	348
San Francisco City & County Redev. Successor Agcy., Public Imps. Special Tax Bonds, 3.25% 2021	500	522
San Francisco Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A, 5.00% 2019	1,150	1,208
San Joaquin Delta Community College Dist. (San Joaquin, Sacramento, Calaveras, Solano and Almeda Counties), G.O Bonds, 2004 Election, Series 2018-D, 4.00% 2023	1,000	1,113
Redev. Agcy. of the City of San Jose, Housing Set-Aside Tax Allocation Bonds (Merged Area Redev. Project), Series 2010-A-1, 5.00% 2022	500	543
San Jose Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2022	500	573
San Jose Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2023	375	438
San Jose Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2024	500	595
San Jose Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2025	400	483

Capital Group California Core Municipal Fund — Page 31 of 68

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Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
County of San Mateo, Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds (Capital Projects), Series 2009-A, 5.25% 2023	$300	$321
San Mateo Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds, 5.00% 2020	500	541
Santa Ana Comm. Redev. Agcy., Tax Allocation Rev. Ref. Bonds, 6.00% 2020	750	835
County of Santa Clara, Fncg. Auth., Lease Rev. Ref. Bonds (Valley Medical Center), Series 2008-A, 5.00% 2022	285	293
Santa Cruz County Redev. Agcy., Special Assessment Ref. Bonds, Series A (AGM Insured), 5.00% 2026	1,475	1,734
Santa Margarita Water Dist., Special Tax Ref. Bonds, 5.00% 2022	310	350
Santa Margarita Water Dist., Special Tax Ref. Bonds, 5.00% 2024	530	615
Santa Margarita Water Dist., Special Tax Ref. Bonds, 5.00% 2025	375	431
City of Santa Rosa, Wastewater Rev. Bonds, Series 2002-B, AMBAC insured, 0% 2021	2,000	1,860
Santaluz Comm. Facs. Dist. No 2, Special Tax Ref. Bonds, Series A, 5.00% 2020	995	1,072
Saugus/Hart School Facs. Fncg. Auth., Special Tax Ref. Bonds, 5.00% 2025	1,110	1,265
Seal Beach Comm. Facs. Dist. No 2005-1, Special Tax Ref. Bonds, 3.00% 2023	150	154
Seal Beach Comm. Facs. Dist. No 2005-1, Special Tax Ref. Bonds, 3.00% 2024	145	148
Seal Beach Comm. Facs. Dist. No 2005-1, Special Tax Ref. Bonds, 3.00% 2025	365	369
Seal Beach Comm. Facs. Dist. No 2005-1, Special Tax Ref. Bonds, 3.00% 2026	150	149
Signal Hill Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A (BAM Insured), 5.00% 2021	250	279
Signal Hill Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A (BAM Insured), 5.00% 2023	500	581
Solano County Community College Dist., 2005 G.O. Ref. Bonds, National insured, 0% 2021	2,680	2,502
Sonoma-Marin Area Rail Transit Dist., Rev. Bonds, Series A, 5.00% 2021	1,000	1,103
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds, 5.00% 2018	200	203
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds, 5.00% 2020	1,550	1,679
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds, 5.00% 2023	800	865
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A, 4.00% 2021	500	528
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds, 5.00% 2018	350	355
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00% 2019	1,000	1,051
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00% 2020	245	265
Southern California Public Power Auth., Transmission Project Rev. Bonds (Southern Transmission Project), Series 2009-A, 5.00% 2023	10	10
Southern California Public Power Auth., Transmission Project Rev. Bonds (Southern Transmission Project), Series 2009-A, 5.00% 2023 (preref. 2019)	90	93
Southern California Public Power Auth., Transmission Project Rev. Ref. Bonds (Southern Transmission Project), Series 2013-A, 5.00% 2021	750	835
Statewide Communities Dev. Auth., Insured Senior Living Health Fac. Rev. Bonds (Los Angeles Jewish Home for the Aging - Fountainview at Gonda), Series 2014-B, 3.00% 2021	30	30
Statewide Communities Dev. Auth., Rev. Bonds (American Baptist Homes of the West), Series 2015, 5.00% 2021	1,100	1,221
Statewide Communities Dev. Auth., Rev. Bonds (Jewish Home of San Francisco), Series 2016, 5.00% 2026	575	692
Statewide Communities Dev. Auth., Rev. Bonds (John Muir Health), Series 2009-A, 4.625%, 2021 (preref. 2019)	100	104
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2009-A, 5.00% 2019	600	625
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Episcopal Communities and Services), Series 2012, 5.00% 2019	600	630
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Episcopal Communities and Services), Series 2012, 5.00% 2024	300	341
Stockton Public Fncg. Auth., Sewer Rev. Ref. Bonds (BAM Insured), 5.00% 2021	750	838
Successor Agcy. to the County of Richmond Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series A (BAM Insured), 5.00% 2025	200	231
Suisun City Redev. Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series B (BAM Insured), 5.00% 2022	400	457
Tracy Comm. Dev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds (AGM Insured), 5.00% 2029	555	648
Tracy Comm. Dev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds (AGM Insured), 5.00% 2030	545	634
Tuolumne Wind Project Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.25% 2024	100	104
Tuolumne Wind Project Auth., Rev. Bonds (Tuolumne Co. Project), Series 2009-A, 5.00% 2022	1,500	1,550

Capital Group California Core Municipal Fund — Page 32 of 68

unaudited

Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
Turlock Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, 5.00% 2020	$610	$650
Turlock Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, 5.00% 2022	1,705	1,866
City of Tustin, Community Facs. Dist. No. 06-1, Special Tax Rev. Ref. Bonds (Tustin Legacy/Columbus Villages), Series 2015-A, 5.00% 2024	860	1,004
Tustin Unified School Dist., Community Facs. Dist. No. 88-1, Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2022	830	945
Ukiah Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2005 Election, Series 2006, National insured, 0% 2022	175	159
Union City Comm. Redev. Agcy.,Tax Increment Allocation Rev. Ref. Bonds, Series A, 5.00% 2023	375	436
Val Verde Unified School Dist., G.O. Prop. Tax Ref. Bonds, Series A (AGM Insured), 4.00% 2021	250	269
Val Verde Unified School Dist., G.O. Prop. Tax Ref. Bonds, Series A (AGM Insured), 4.00% 2023	600	661
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2016-B, 3.50% 2045	1,980	2,073
Dept. of Veterans Affairs, Veterans G.O. Ref. Bonds, Series 2016-CN, 3.50% 2045	1,075	1,121
Victor Valley Union High School Dist., G.O. Prop. Tax Ref. Bonds, Series B (AGM Insured), 4.00% 2024	575	644
Victor Valley Union High School Dist., G.O. Prop. Tax Ref. Bonds, Series B (AGM Insured), 4.00% 2026	270	305
Vista Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series B1 (AGM Insured), 4.00% 2025	400	449
Vista Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series B1 (AGM Insured), 5.00% 2022	340	387
Washington Township Health Care Dist., Rev. Bonds, Series 2017-A, 4.00% 2021	490	519
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2005-F-3, 5.00% 2021 (preref. 2018)	100	101
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2010-L, 5.00% 2021	75	81
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2010-L, 5.00% 2021 (preref. 2020)	125	135
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2011-N, 5.00% 2020	4,000	4,315
Dept. of Water Resources, Water Rev. (Central Valley Project), Series 2008-AE, 5.00% 2022 (preref. 2018)	70	71
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series 2017-A-X, 5.00% 2023	1,300	1,531
Western Placer Unified School Dist., G.O. Bonds, 2014 Election, Series 2017-B, BAM insured, 5.00% 2021	490	546
		345,410
Guam 0.60%
Guam Intl. Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00% 2021	350	380
Guam Intl. Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00% 2022	710	782
Guam Intl. Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00% 2023	1,100	1,182
		2,344
Iowa 0.02%
IJOBS Program Special Obligation Bonds, Series 2009-A, 5.00% 2027 (preref. 2019)	100	105
Michigan 0.03%
Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (Henry Ford Health System), Series 2009, 5.25% 2024	100	107
Missouri 0.07%
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-A, 3.75% 2038	255	267
New York 1.06%
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 2024	3,500	4,098
Oregon 0.26%
Facs. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2013-C, (SIFMA Municipal Swap Index + 1.00%) 2.16% 2022 (put 2018)1	1,000	1,001

Capital Group California Core Municipal Fund — Page 33 of 68

unaudited

Bonds, notes & other debt instruments Puerto Rico 1.19%	Principal amount (000)	Value (000)
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2019	$500	$511
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2021	1,000	1,034
Infrastructure Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2005-C, 5.50% 2020	2,860	3,080
		4,625
Total bonds, notes & other debt instruments (cost: $355,691,000)		357,957
Short-term securities 6.48%
State of California, Fin. Auth., Recovery Zone Fac. Bonds (Chevron U.S.A. Inc. Project), Series 2010-A, 1.75% 20351	3,000	3,000
State of California, Various Purpose G.O. Commercial Paper, Series 2018-A-8, 1.32% 3/2/2018	4,000	4,000
State of California, County of Los Angeles, Tax and Rev. Anticipation Notes, 5.00% 6/29/2018	4,035	4,100
State of California, Pollution Control Fncg. Auth., Environmental Impact Rev. Bonds (Air Products and Chemicals, Inc. Project), Series 1997-B, 0.96% 20421	1,000	1,000
State of California, Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 1996-C, JPMorgan Chase LOC, 0.92% 20261	9,000	9,000
State of California, Statewide Communities Dev. Auth., Commercial Paper, Series 2008-B, 0.91% 4/4/2018	2,000	2,000
State of California, Dept. of Water Resources, Water Rev. Commercial Paper, Series 2018-2, 1.30% 2/5/2018	2,000	2,000
Total short-term securities (cost: $25,103,000)		25,100
Total investment securities 98.85% (cost: $380,794,000)		383,057
Other assets less liabilities 1.15%		4,437
Net assets 100.00%		$387,494

1	Coupon rate may change periodically.
2	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,518,000, which represented .39% of the net assets of the fund.

Capital Group California Core Municipal Fund — Page 34 of 68

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Key to abbreviations
Agcy. = Agency	GTY = Guaranty
AGM = Assured Guaranty Municipal Corporation	HUD = Housing and Urban Development
AMBAC = American Municipal Bond Assurance Corporation	Imp. = Improvement
AMT = Alternative Minimum Tax	Imps. = Improvements
Auth. = Authority	Ind. = Industrial
BAM = Build America Mutual Assurance Company	Intl. = International
CA Mtg. Ins. = California Mortgage Insurance	LIBOR = London Interbank Offered Rate
Certs. of Part. = Certificates of Participation	Ln. = Loan
COLL = Collateral	Lns. = Loans
Comm. = Community	LOC = Letter of Credit
Comms. = Communities	Loc. = Local
Corp. = Corporation	Mgmt. = Management
Dept. = Department	Misc. = Miscellaneous
Dev. = Development	Muni. = Municipal
Dist. = District	NATL-RE = National Reinsurance
Econ. = Economic	No. = Number
Edu. = Education	Preref. = Prerefunded
Educ. = Educational	Prop. = Property
Fac. = Facility	PSF = Permanent School Fund
Facs. = Facilities	Redev. = Redevelopment
FGIC = Financial Guaranty Insurance Company	Ref. = Refunding
FHA = Federal Housing Administration	Res. = Resource
FHL = Federal Home Loan	Ress. = Resources
FHLMC = Federal Home Loan Mortgage Corporation	Rev. = Revenue
Fin. = Finance	SIFMA = Securities Industry and Financial Markets Association
Fncg. = Financing	TECP = Tax-Exempt Commercial Paper
Fndg. = Funding	Trans. = Transportation
FNMA = Federal National Mortgage Association	Univ. = University
GNMA = Government National Mortgage Association	Util. = Utility
G.O. = General Obligation	Utils. = Utilities
Govt. = Government	Withhldg. = Withholding
GTD = Guaranteed

Capital Group California Core Municipal Fund — Page 35 of 68

Capital Group California Short-Term Municipal FundSM

Investment portfolio

January 31, 2018

unaudited

Bonds, notes & other debt instruments 91.98% California 91.00%	Principal amount (000)	Value (000)
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Ref. Rev. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2014-A, 4.00% 2019	$515	$535
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Ref. Rev. Bonds, Series A (CA Mtg. Ins.), 5.00% 2018	250	252
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2013-A, 5.0% 2020	500	545
City of Alhambra, Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.), 5.00% 2023	450	505
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-C-1, (SIFMA Municipal Swap Index + 0.90%) 2.06% 2045 (put 2023)1	500	509
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2007-C-1, (SIFMA Municipal Swap Index + 0.90%) 2.06% 2047 (put 2023)1	250	254
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2007-E-3, (SIFMA Municipal Swap Index + 0.70%) 1.86% 2047 (put 2019)1	1,000	1,004
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2014-G, (SIFMA Municipal Swap Index + 0.60%) 1.76% 2034 (put 2020)1	250	251
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2014-H, (SIFMA Municipal Swap Index + 0.70%) 1.86% 2034 (put 2021)1	250	252
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2014-C, 1.875% 2047 (put 2019)	500	502
Brea Redev. Agcy., Tax Increment Allocation Rev. Ref. Bonds, 5.00% 2019	700	737
Burbank Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds (BAM Insured), 4.00% 2018	500	511
Burbank Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds (BAM Insured), 5.00% 2022	500	574
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, 4.00% 2018	400	407
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 5.00% 2022	200	229
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.), 5.00% 2020	150	162
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 10/18/22 @ 100), 1.70% 2033	510	502
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, 4.00% 2022	330	356
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00% 2022	300	344
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 4.00% 2020	625	654
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00% 2018	500	512
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00% 2019	525	555
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00% 2020	695	742
California Infrastructure & Econ. Dev. Bank, Health Care Facs. Rev. Ref. Bonds, 5.00% 2021	235	261
California Infrastructure & Econ. Dev. Bank, Health Care Facs. Rev. Ref. Bonds, 5.00% 2022	265	301
California State Public Works Board, Capital Project Lease Rev. Ref. Bonds, 5.00% 2021	1,000	1,120
California State Public Works Board, Correctional Fac. Imps. Lease Rev. Bonds, Series A, 5.00% 2018	250	255
California State Public Works Board, Correctional Fac. Imps. Lease Rev. Bonds, Series A, 5.00% 2020	700	755
California State Public Works Board, Correctional Fac. Imps. Lease Rev. Bonds, Series A, 5.00% 2023	360	417
California State Public Works Board, Lease Rev. Ref. Bonds, 4.00% 2018	425	429
California State Public Works Board, Lease Rev. Ref. Bonds, Series B, 5.00% 2022	500	571
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 5.00% 2020	1,225	1,316
California Statewide Comms. Dev. Auth., Ind. Rev. Ref. Bonds (Mandatory Put 04/01/20 @ 100), 1.90% 2028	500	501
California Statewide Comms. Dev. Auth., Misc. Rev. Ref. Bonds (AGM Insured), 5.00% 2019	380	404
Regents of the University of California, General Rev. Bonds, Series 2016-AT, 1.40% 2046 (put 2021)	2,575	2,536
Regents of the University of California, General Rev. Bonds, Series 2017-AY, 3.00% 2022	500	528
California State Univ., College & Univ. Rev. Ref. Bonds, Series A, 5.00% 2018	400	411
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-B-3, 4.00% 2051 (put 2023)	1,550	1,707

Capital Group California Short-Term Municipal Fund — Page 36 of 68

unaudited

Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
Carson Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A, 5.00% 2018	$700	$717
Chino Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 4.00% 2021	655	703
Chino Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A (BAM Insured), 5.00% 2018	125	128
Chino Unified School Dist., G.O. Bonds, Series 2017-A, 5.00% 2021	750	838
City of Chula Vista, Energy Res. Auth. Rev. Ref. Bonds, Series A, 1.65% 2018	1,100	1,100
Compton Unified School Dist., G.O. Rev. Ref. Bonds, 2002 Election, Series 2006-D, AMBAC insured, 0% 2021	1,000	939
Concord Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, 5.00% 2018	600	602
County of El Dorado, Special Tax Ref. Bonds, 4.00% 2018	450	457
County of El Dorado, Special Tax Ref. Bonds, 5.00% 2020	545	591
Emeryville Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A, 5.00% 2018	500	510
Emeryville Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A, 5.00% 2019	950	1,002
Fillmore Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, 4.00% 2019	400	413
Fresno Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds, Series A, 5.00% 2020	1,000	1,069
Various Purpose G.O. Bonds, 4.00% 2021	490	533
Various Purpose G.O. Bonds, 5.00% 2021	2,000	2,252
Various Purpose G.O. Bonds, General Fund Ref. Bonds, 5.00% 2021	500	558
Various Purpose G.O. Bonds, General Fund Ref. Notes, 5.00% 2019	900	958
Various Purpose G.O. Bonds, Misc. Rev. Ref. Bonds, 1.35% 2019	775	772
Various Purpose G.O. Bonds, Series 2013-E, (1-month USD-LIBOR + 0.83%) 1.925% 20291	500	500
Various Purpose G.O. Rev. Ref. Bonds, 5.00% 2023	725	847
Glendale Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds (AGM Insured), 4.00% 2019	600	627
Glendale Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds (AGM Insured), 5.00% 2020	500	546
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2013-A, 5.00% 2019	500	523
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2013-A, 5.00% 2020	450	484
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds, Series 2015-A, 5.00% 2020	700	753
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2015-A, 5.00% 2021	500	552
Golden State Tobacco Securitization Corp., Tobacco Settlement Fncg. Rev. Ref. Bonds, Series A-1, 5.00% 2020	1,360	1,457
Hacienda La Puente Unified School Dist. Facs. Fncg. Auth., G.O. Rev. Bonds, Series 2007, 5.00% 2021	590	659
Hawthorne Comm. Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds (AGM Insured), 5.00% 2021	300	335
Health Facs. Fncg. Auth., Insured Rev. Ref. Bonds (Marshall Medical Center), Series 2015, 5.00% 2019	200	212
Health Facs. Fncg. Auth., Rev. Bonds (Adventist Health System/West), Series 2013-A, 4.00% 2018	200	200
Health Facs. Fncg. Auth., Rev. Bonds (Adventist Health System/West), Series 2013-A, 4.00% 2019	500	514
Health Facs. Fncg. Auth., Rev. Bonds (City of Hope), Series 2012-A, 5.00% 2019	300	318
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Paradise Valley Estates Project), Series 2013, 5.00% 2019	500	517
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2013-D, 5.00% 2043 (put 2020)	500	542
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Health Care), Series 2017-A, 5.00% 2021	500	561
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Health Care), Series 2017-A, 5.00% 2022	500	575
Hemet Unified School Dist., G.O. Prop. Tax Ref. Bonds (AGM Insured), 5.00% 2018	1,000	1,018
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2011-C, 5.00% 2018 (escrowed to maturity)	425	437
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2011-A-4, (3-month USD-LIBOR x 0.70 + 0.37%) 1.556% 2038 (put 2020)1	1,500	1,504
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2015-B-1, (SIFMA Municipal Swap Index + 0.28%) 1.20% 2047 (put 2018)1	900	900
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Pacific Gas and Electric Company), Series 2010-E, 1.75% 2026 (put 2022)	500	493
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 15-1, 4.00% 2018	500	507
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 15-1, 4.00% 2019	300	311

Capital Group California Short-Term Municipal Fund — Page 37 of 68

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Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 15-1, 5.00% 2021	$500	$555
Kern High School District, G.O. Bonds, 2017-A, 4.00% 2021	1,500	1,625
Kern County Water Agcy. Imp. Dist. No. 4, Water Rev. Ref. Bonds, Series A (AGM Insured), 4.00% 2020	700	738
Kern County Water Agcy. Imp. Dist. No. 4, Water Rev. Ref. Bonds, Series A (AGM Insured), 5.00% 2021	740	819
Kings Canyon Unified School Dist., G.O. Prop. Tax Ref. Bonds (AGM Insured), 5.00% 2022	470	535
City of La Quinta, Successor Agcy. to the La Quinta Redev. Agcy., Tax Allocation Ref. Bonds (Redev. Project Area Nos. 1 and 2), Series 2014-A, 4.00% 2018	500	508
Lammersville Joint Unified School Dist., Special Tax Community Facs. Dist. No. 2002, Series 2017, 4.00% 2021	525	557
City of Long Beach, Port, Airport & Marina Imps. Rev. Ref. Bonds, Series B, 4.00% 2018	225	227
City of Long Beach, Port, Airport & Marina Rev. Ref. Bonds, Series C, 3.00% 2018	1,425	1,445
Long Beach Comm., College Dist., G.O. Univ. & College Imps. Prop. Tax Bonds, Series B, 4.00% 2019	300	312
City of Los Angeles, Dept. of Airports, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00% 2021	400	418
City of Los Angeles, Dept. of Airports, Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00% 2021	400	442
Los Angeles County Redev. Auth., Tax Increment Allocation Rev. Ref. Bonds, 5.00% 2018	1,100	1,133
Los Angeles County Redev. Auth., Tax Increment Allocation Rev. Ref. Bonds, 5.00% 2018	175	177
Los Angeles County Redev. Auth., Tax Increment Allocation Rev. Ref. Bonds, 5.00% 2019	700	744
Los Angeles Unified School Dist., G.O. Bonds, 2014 Election, Series 2009-I, 5.00% 2018	500	508
Los Angeles Unified School Dist., G.O. Prop. Tax Ref. Bonds, Series C, 5.00% 2019	1,100	1,156
Los Angeles Unified School Dist., G.O. Ref. Bonds, Series 2016-A, 5.00% 2020	1,650	1,789
Los Angeles Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017-A, 5.00% 2023	500	584
Mammoth Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 1998 Election, Series 2000, AMBAC insured, 0% 2023	1,000	882
Menifee Union School Dist. Public Fncg. Auth., Special Tax Ref. Bonds, Series A, 4.00% 2022	250	273
Merced Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A (AGM Insured), 4.00% 2019	600	626
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2017-B, 5.00% 2021	1,000	1,115
Modesto Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2016, 5.00% 2023	500	583
Modesto Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, 5.00% 2022	250	286
Montebello Unified School Dist., Rev. Bonds, Series 2016-A, 4.00% 2019	250	259
Moorpark Unified School Dist., G.O. Bonds, Series 2002-A, Assured Guaranty Municipal insured, 0% 2024	320	272
Oakland Unified School Dist., G.O. Bonds, Series 2017-A, 5.00% 2020	1,500	1,629
Oakland Unified School Dist., G.O. Ref. Bonds, Series 2015, 5.00% 2021	385	430
Port of Oakland, Rev. Ref. Bonds, Series 2017-E, 5.00% 2020	1,000	1,091
Orange Comm. Facs. Dist., Special Tax Ref. Bonds, 4.00% 2018	300	305
Orange Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, 5.00% 2018	375	383
Orange Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, 5.00% 2019	200	211
Oxnard Fncg. Auth., Sewer Rev. Ref. Bonds (AGM Insured), 5.00% 2021	350	388
Palomar Health, G.O. Rev. Ref. Bonds, Series 2016-A, 4.00% 2020	1,235	1,308
Poway Unified School Dist. Public Fncg. Auth., Special Tax Ref. Bonds, Series A, 4.00% 2022	800	872
Public Works Board, Leas Rev. Ref. Bonds (Various Capital Projects), Series 2014-H, 5.00% 2020	1,000	1,094
Public Works Board, Lease Rev. Bonds (Department of Corrections and Rehabilitation), Series 2011-C, 5.00% 2021	720	805
Public Works Board, Lease Rev. Bonds (Judicial Council of California, Various Judicial Council Projects), Series 2013-A, 4.00% 2019	500	514
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections, Various State Prisons), Series 2014-G, 5.00% 2021	1,000	1,096
State Public Works Board, Lease Rev. Bonds (Department of Corrections and Rehabilitation), Series 2017-D, 5.00% 2020	1,000	1,086
Rancho Cucamonga Redev. Agcy. Successor Agcy., Tax Allocation Ref. Bonds, 5.00% 2019	630	664
Successor Agcy. to the Rancho Mirage Redev. Agcy., Tax Allocation Housing Ref. Bonds, Series 2013-A, 5.00% 2021	1,000	1,102
Rancho Santa Fe Comm. Services Dist., Special Tax Ref. Bonds, Series A, 3.00% 2019	505	516
Rancho Santa Fe Comm. Services Dist., Special Tax Ref. Bonds, Series A, 4.00% 2020	490	519
City of Redding, Electric System Rev. Ref. Bonds, Series 2017, 5.00% 2021	800	888
Riverside County Redev. Successor Agcy., Tax Allocation Ref. Bonds, 5.00% 2019	275	291
Riverside County Redev. Successor Agcy., Tax Allocation Ref. Bonds, 5.00% 2019	100	106

Capital Group California Short-Term Municipal Fund — Page 38 of 68

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Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
Riverside County Redev. Successor Agcy., Tax Allocation Ref. Bonds, Series A, 5.00% 2019	$850	$895
Riverside County Redev. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series B (AGM Insured), 4.00% 2018	500	509
Riverside Unified School Dist. Fncg. Auth., Special Tax Ref. Bonds (BAM Insured), 5.00% 2021	285	317
Roseville Fin. Auth., Special Tax Ref. Bonds, 4.00% 2021	450	484
Roseville Fin. Auth., Special Tax Ref. Bonds, 4.00% 2022	620	676
San Bernardino County Trans. Auth. Rev. Ref. Bonds, Series A, 4.00% 2018	500	501
San Diego County Regional Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Sub-Series A, 5.00% 2018	100	102
San Diego Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series A, 5.00% 2020	850	924
San Diego Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series A, 5.00% 2021	365	407
San Diego Unified School Dist., G.O. Bonds, 2008 Election, Series 2017-K-1, 5.00% 2019	500	525
San Diego Unified School Dist., G.O. Rev. Ref. Bonds, Series 2012-H-2, 5.00% 2020	1,000	1,084
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2010-D, 5.00% 2018	500	505
San Francisco City & County Redev. Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series C, 5.00% 2020	500	542
San Francisco City & County Redev. Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series C, 5.00% 2022	250	285
San Francisco Comm. College Dist., G.O. Prop. Tax Ref. Bonds, 5.00% 2020	1,000	1,082
San Jose Unified School Dist., G.O. Ref Bonds, 4.00% 2018	300	304
San Jose Unified School Dist., G.O. Ref Bonds, 4.00% 2019	475	494
San Leandro Unified School District, G.O. Bonds, Series 2017-A, BAM insured, 5.00% 2020	700	759
San Mateo Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds, 4.00% 2020	775	820
San Ramon Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, Sub-Series A (BAM Insured), 5.00% 2021	340	373
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds, 5.00% 2018	200	203
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00% 2019	600	630
Southwestern Comm. College Dist., G.O. Prop. Tax Ref. Bonds, Series A, 3.00% 2021	200	210
Southwestern Comm. College Dist., G.O. Prop. Tax Ref. Bonds, Series B, 4.00% 2022	310	341
Statewide Communities Dev. Auth., Insured Rev. Bonds (Redwoods, a Community of Seniors), Series 2013, 4.00% 2019	160	167
Statewide Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Southern California Edison Company), Series 2006-D, 2.625% 2033 (put 2023)	1,100	1,116
Statewide Communities Dev. Auth., Rev. Bonds (Hebrew Home for Aged Disabled), Series 2016, 3.50% 2021	250	258
Stockton Public Fncg. Auth., Sewer Rev. Ref. Bonds (BAM Insured), 5.00% 2020	500	544
Successor Agcy. to the Richmond County Redev. Agcy., Tax Increment Allocation Ref. Bonds, Series A (BAM Insured), 5.00% 2019	525	552
Suisun City Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series B (BAM Insured), 5.00% 2019	675	715
Suisun City Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series B (BAM Insured), 5.00% 2021	500	559
Sweetwater Union High School Dist., G.O. Rev. Ref. Bonds, Series 2014, BAM insured, 5.00% 2021	380	423
Temecula Valley Unified School Dist. Fncg. Auth., Special Tax Ref. Bonds (BAM Insured), 5.00% 2021	515	572
Tracy Comm. Dev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds (AGM Insured), 5.00% 2022	450	512
Tustin Unified School Dist., Special Tax Ref. Bonds (BAM Insured), 5.00% 2020	275	298
Union City Comm. Redev. Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series A, 5.00% 2021	235	263
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2016-B, 3.50% 2045	335	351
Dept. of Veterans Affairs, Veterans G.O. Ref. Bonds, Series 2016-CN, 3.50% 2045	835	871
Victor Valley Union High School Dist., G.O. Prop. Tax Ref. Bonds, Series B (AGM Insured), 3.00% 2021	200	209
Vista Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series B1 (AGM Insured), 5.00% 2020	275	298
Vista Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series B1 (AGM Insured), 5.00% 2021	265	295
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2011-N, 5.00% 2020	500	539
Successor Agcy. to the Redev. Agcy. of the City of West Sacramento, Tax Allocation Rev. Ref. Bonds (West Sacramento Redev. Project), Series 2016, 4.00% 2019	755	784
Westminster Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds (BAM Insured), 5.00% 2028	300	352

Capital Group California Short-Term Municipal Fund — Page 39 of 68

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Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
Westminster Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, 4.00% 2020	$180	$191
Westminster Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, 4.00% 2022	120	131
		109,278
Guam 0.28%
Guam Government Waterworks Auth., Water Util. Imps. Rev. Bonds, 5.00% 2024	300	338
Louisiana 0.02%
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2011-A, GNMA-FNMA insured, 4.60% 2028	25	25
Puerto Rico 0.68%
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2018	800	808
Total bonds, notes & other debt instruments (cost: $110,919,000)		110,449
Short-term securities 5.10%
State of California, Fin. Auth., Recovery Zone Fac. Bonds (Chevron U.S.A. Inc. Project), Series 2010-A, 1.75% 20351	1,000	1,000
State of California, Various Purpose G.O. Commercial Paper, Series 2018-A-8, 1.32% 3/2/2018	2,000	2,000
State of California, Pollution Control Fncg. Auth., Environmental Impact Rev. Bonds (Air Products and Chemicals, Inc. Project), Series 1997-B, 0.96% 20421	525	525
State of California, Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 1996-C, JPMorgan Chase LOC, 0.92% 20261	600	600
State of California, Dept. of Water Resources, Water Rev. Commercial Paper, Series 2018-2, 1.30% 2/5/2018	2,000	2,000
Total short-term securities (cost: $6,125,000)		6,125
Total investment securities 97.08% (cost: $117,044,000)		116,574
Other assets less liabilities 2.92%		3,511
Net assets 100.00%		$120,085

1	Coupon rate may change periodically.

Capital Group California Short-Term Municipal Fund — Page 40 of 68

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Key to abbreviations
Agcy. = Agency	GTY = Guaranty
AGM = Assured Guaranty Municipal Corporation	HUD = Housing and Urban Development
AMBAC = American Municipal Bond Assurance Corporation	Imp. = Improvement
AMT = Alternative Minimum Tax	Imps. = Improvements
Auth. = Authority	Ind. = Industrial
BAM = Build America Mutual Assurance Company	Intl. = International
CA Mtg. Ins. = California Mortgage Insurance	LIBOR = London Interbank Offered Rate
Certs. of Part. = Certificates of Participation	Ln. = Loan
COLL = Collateral	Lns. = Loans
Comm. = Community	LOC = Letter of Credit
Comms. = Communities	Loc. = Local
Corp. = Corporation	Mgmt. = Management
Dept. = Department	Misc. = Miscellaneous
Dev. = Development	Muni. = Municipal
Dist. = District	NATL-RE = National Reinsurance
Econ. = Economic	No. = Number
Edu. = Education	Preref. = Prerefunded
Educ. = Educational	Prop. = Property
Fac. = Facility	PSF = Permanent School Fund
Facs. = Facilities	Redev. = Redevelopment
FGIC = Financial Guaranty Insurance Company	Ref. = Refunding
FHA = Federal Housing Administration	Res. = Resource
FHL = Federal Home Loan	Ress. = Resources
FHLMC = Federal Home Loan Mortgage Corporation	Rev. = Revenue
Fin. = Finance	SIFMA = Securities Industry and Financial Markets Association
Fncg. = Financing	TECP = Tax-Exempt Commercial Paper
Fndg. = Funding	Trans. = Transportation
FNMA = Federal National Mortgage Association	Univ. = University
GNMA = Government National Mortgage Association	Util. = Utility
G.O. = General Obligation	Utils. = Utilities
Govt. = Government	Withhldg. = Withholding
GTD = Guaranteed

Capital Group California Short-Term Municipal Fund — Page 41 of 68

Capital Group Core Bond FundSM

Investment portfolio

January 31, 2018

unaudited

Bonds, notes & other debt instruments 90.72% U.S. Treasury bonds & notes 56.43% U.S. Treasury 49.96%	Principal amount (000)	Value (000)
U.S. Treasury 0.75% 2018	$2,375	$2,373
U.S. Treasury 0.875% 2018	1,715	1,704
U.S. Treasury 1.25% 2018	3,540	3,519
U.S. Treasury 1.25% 2018	500	498
U.S. Treasury 1.50% 2018	1,000	996
U.S. Treasury 3.75% 2018	3,800	3,856
U.S. Treasury 3.875% 2018	1,000	1,007
U.S. Treasury 0.75% 2019	1,390	1,373
U.S. Treasury 0.875% 2019	4,720	4,647
U.S. Treasury 1.00% 2019	500	491
U.S. Treasury 1.125% 2019	1,860	1,843
U.S. Treasury 1.25% 2019	1,900	1,884
U.S. Treasury 1.25% 2019	500	495
U.S. Treasury 1.50% 2019	2,750	2,731
U.S. Treasury 1.50% 2019	1,000	990
U.S. Treasury 1.625% 2019	1,000	994
U.S. Treasury 1.625% 2019	500	495
U.S. Treasury 1.75% 2019	2,000	1,989
U.S. Treasury 1.375% 2020	10,000	9,855
U.S. Treasury 1.375% 2020	4,850	4,745
U.S. Treasury 1.375% 2020	1,000	981
U.S. Treasury 1.50% 2020	1,809	1,782
U.S. Treasury 1.625% 2020	2,500	2,455
U.S. Treasury 2.00% 2020	4,185	4,152
U.S. Treasury 1.125% 2021	3,010	2,888
U.S. Treasury 1.25% 2021	2,500	2,397
U.S. Treasury 1.25% 2021	2,360	2,282
U.S. Treasury 1.375% 2021	3,420	3,312
U.S. Treasury 1.375% 2021	3,215	3,118
U.S. Treasury 1.75% 2021	9,635	9,399
U.S. Treasury 1.875% 2021	500	490
U.S. Treasury 2.00% 2021	2,150	2,132
U.S. Treasury 2.125% 2021	1,000	989
U.S. Treasury 3.125% 2021	2,000	2,048
U.S. Treasury 1.50% 2022	1,750	1,688
U.S. Treasury 1.75% 2022	13,290	12,884
U.S. Treasury 1.75% 2022	3,890	3,778
U.S. Treasury 1.75% 2022	2,000	1,945
U.S. Treasury 1.75% 2022	—1	—1
U.S. Treasury 1.875% 2022	5,336	5,213
U.S. Treasury 1.875% 2022	4,170	4,053
U.S. Treasury 1.875% 2022	3,745	3,655
U.S. Treasury 1.875% 2022	2,005	1,952
U.S. Treasury 2.125% 2022	3,000	2,956
U.S. Treasury 1.25% 2023	1,000	932
U.S. Treasury 1.375% 2023	1,275	1,198

Capital Group Core Bond Fund — Page 42 of 68

unaudited

Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 1.375% 2023	$1,000	$938
U.S. Treasury 1.625% 2023	4,000	3,815
U.S. Treasury 1.75% 2023	1,000	960
U.S. Treasury 2.00% 2023	2,000	1,950
U.S. Treasury 2.125% 2023	3,415	3,329
U.S. Treasury 2.25% 2023	500	490
U.S. Treasury 2.375% 2023	8,525	8,466
U.S. Treasury 2.50% 2023	1,050	1,046
U.S. Treasury 2.75% 2023	2,250	2,269
U.S. Treasury 2.00% 2024	5,650	5,437
U.S. Treasury 2.00% 2024	2,480	2,390
U.S. Treasury 2.125% 2024	15,000	14,518
U.S. Treasury 2.125% 2024	11,000	10,695
U.S. Treasury 2.125% 2024	4,200	4,081
U.S. Treasury 2.25% 2024	7,135	6,956
U.S. Treasury 2.25% 2024	1,820	1,783
U.S. Treasury 2.75% 2024	5,000	5,038
U.S. Treasury 2.00% 2025	2,000	1,914
U.S. Treasury 2.00% 2025	2,000	1,906
U.S. Treasury 7.625% 2025	750	990
U.S. Treasury 1.625% 2026	3,000	2,766
U.S. Treasury 2.25% 2027	8,420	8,104
U.S. Treasury 2.25% 2027	2,200	2,113
		217,118
U.S. Treasury inflation-protected securities 6.47%
U.S. Treasury Inflation-Protected Security 0.125% 20202	1,706	1,699
U.S. Treasury Inflation-Protected Security 0.125% 20212	6,479	6,422
U.S. Treasury Inflation-Protected Security 0.125% 20222	5,325	5,249
U.S. Treasury Inflation-Protected Security 0.375% 20232	530	529
U.S. Treasury Inflation-Protected Security 0.25% 20252	3,484	3,416
U.S. Treasury Inflation-Protected Security 2.00% 20262	621	690
U.S. Treasury Inflation-Protected Security 0.50% 20282	11,774	9,899
U.S. Treasury Inflation-Protected Security 0.75% 20452	210	208
		28,112
Total U.S. Treasury bonds & notes		245,230
Corporate bonds & notes 19.05% Financials 3.60%
ACE INA Holdings Inc. 2.30% 2020	285	283
ACE INA Holdings Inc. 2.875% 2022	150	150
ACE INA Holdings Inc. 3.35% 2026	45	45
ACE INA Holdings Inc. 4.35% 2045	50	55
Allstate Corp. 3.28% 2026	175	175
American Express Co. (3-month USD-LIBOR + 0.59%) 2.036% 20183	500	501
American Express Co. 2.20% 2020	750	740
American International Group, Inc. 2.30% 2019	190	189
Bank of America Corp. 2.625% 2020	735	735
Bank of America Corp. 3.419% 20284	458	451
Bank of New York Mellon Corp. 2.10% 2019	500	500
BB&T Corp. 2.05% 2018	500	500
BB&T Corp. 2.625% 2020	385	386
Berkshire Hathaway Inc. 2.00% 2018	750	750

Capital Group Core Bond Fund — Page 43 of 68

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Citigroup Inc. 2.35% 2021	$1,005	$986
Citigroup Inc. 4.45% 2027	400	418
Credit Suisse Group AG 3.80% 2023	500	511
Goldman Sachs Group, Inc. 1.95% 2019	500	496
Goldman Sachs Group, Inc. 3.00% 2022	365	363
Goldman Sachs Group, Inc. 2.905% 2023	490	481
Goldman Sachs Group, Inc. 4.75% 2045	175	197
HSBC Holdings PLC 2.65% 2022	660	650
JPMorgan Chase & Co. 3.20% 2023	125	126
JPMorgan Chase & Co. 3.509% 2029	645	642
Morgan Stanley 2.125% 2018	300	300
Morgan Stanley 2.50% 2021	500	494
New York Life Global Funding 1.70% 20214	750	722
PNC Bank 1.45% 2019	690	680
PNC Bank 2.55% 2021	350	346
Prudential Financial, (3-month USD-LIBOR + 0.78%) 2.196% 20183	595	597
Rabobank Nederland 2.75% 2022	400	398
UniCredit SPA 3.75% 20224	500	506
Wells Fargo & Co. 2.10% 2021	500	488
Wells Fargo & Co. 2.625% 2022	805	792
		15,653
Health care 3.05%
Abbott Laboratories 2.35% 2019	430	429
Abbott Laboratories 2.90% 2021	190	190
Abbott Laboratories 3.40% 2023	140	141
Abbott Laboratories 3.75% 2026	515	521
AbbVie Inc. 2.50% 2020	1,060	1,057
AbbVie Inc. 2.30% 2021	340	334
AbbVie Inc. 3.20% 2022	415	417
AbbVie Inc. 2.85% 2023	85	84
AbbVie Inc. 3.60% 2025	150	151
Aetna Inc. 1.70% 2018	220	220
Aetna Inc. 2.80% 2023	55	54
Allergan PLC 3.00% 2020	485	487
Allergan PLC 3.45% 2022	490	493
Amgen Inc. 1.85% 2021	195	189
Amgen Inc. 2.25% 2023	260	249
Amgen Inc. 2.60% 2026	335	316
AstraZeneca PLC 3.375% 2025	445	444
Becton, Dickinson and Co. 3.734% 2024	61	61
Johnson & Johnson 2.25% 2022	455	450
Johnson & Johnson 2.45% 2026	320	306
Johnson & Johnson 2.95% 2027	455	450
Medtronic, Inc. 3.35% 2027	555	559
Novartis AG 5.125% 2019	300	309
Pfizer Inc. (3-month USD-LIBOR + 0.30%) 1.888% 20183	500	500
Shire PLC 1.90% 2019	350	346
Shire PLC 2.40% 2021	195	191
Shire PLC 2.875% 2023	120	117
Shire PLC 3.20% 2026	615	590
Teva Pharmaceutical Finance Company BV 1.40% 2018	165	164
Teva Pharmaceutical Finance Company BV 1.70% 2019	165	161
Teva Pharmaceutical Finance Company BV 2.20% 2021	835	779

Capital Group Core Bond Fund — Page 44 of 68

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Teva Pharmaceutical Finance Company BV 2.80% 2023	$190	$169
Teva Pharmaceutical Finance Company BV 3.15% 2026	450	376
UnitedHealth Group Inc. 3.35% 2022	380	387
UnitedHealth Group Inc. 3.75% 2025	460	475
WellPoint, Inc. 2.30% 2018	295	295
WellPoint, Inc. 4.35% 2020	300	312
Zimmer Holdings, Inc. 3.15% 2022	485	482
		13,255
Utilities 2.35%
Dominion Gas Holdings LLC 2.80% 2020	125	125
Dominion Resources, Inc. 1.875% 20184	685	683
Duke Energy Corp. 2.65% 2026	660	616
Eversource Energy 2.75% 2022	750	744
Exelon Corp. 3.40% 2026	65	64
FirstEnergy Corp., Series B, 4.25% 2023	1,930	2,017
MidAmerican Energy Holdings Co. 5.75% 2018	300	302
Pacific Gas and Electric Co. 2.45% 2022	300	291
Pacific Gas and Electric Co. 3.30% 2027	505	487
Pacific Gas and Electric Co. 3.30% 20274	225	216
PacifiCorp., First Mortgage Bonds, 5.65% 2018	795	808
Progress Energy, Inc. 7.05% 2019	955	1,003
Public Service Electric and Gas Co., 1.90% 2021	270	265
Public Service Enterprise Group Inc. 2.25% 2026	520	482
Tampa Electric Co. 2.60% 2022	350	342
Virginia Electric and Power Co. 3.10% 2025	1,040	1,029
Virginia Electric and Power Co. 3.50% 2027	555	561
Xcel Energy Inc. 3.30% 2025	190	190
		10,225
Consumer discretionary 2.24%
21st Century Fox America, Inc. 3.70% 2025	205	210
Amazon.com, Inc. 2.40% 20234	500	488
Amazon.com, Inc. 2.80% 20244	500	491
American Honda Finance Corp. 2.30% 2026	80	74
Bayerische Motoren Werke AG 1.45% 20194	340	335
CCO Holdings LLC and CCO Holdings Capital Corp. 4.464% 2022	325	337
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025	165	173
Comcast Corp. 2.35% 2027	435	399
DaimlerChrysler North America Holding Corp. 3.30% 20254	250	250
DaimlerChrysler North America Holding Corp. (3-month USD-LIBOR + 0.86%) 2.237% 20183,4	350	351
Ford Motor Credit Co. 3.157% 2020	550	552
Ford Motor Credit Co. 3.219% 2022	205	204
General Motors Co. 4.00% 2025	145	146
General Motors Financial Co. 3.10% 2019	975	982
General Motors Financial Co. 3.70% 2020	320	327
General Motors Financial Co. 4.00% 2026	175	174
Home Depot, Inc. 1.80% 2020	480	474
Home Depot, Inc. 4.40% 2021	350	368
McDonald’s Corp. 3.70% 2026	135	138
McDonald’s Corp. 3.50% 2027	275	279
NBC Universal Media, LLC 5.15% 2020	350	370
Newell Rubbermaid Inc. 3.15% 2021	355	356
Newell Rubbermaid Inc. 3.85% 2023	340	347

Capital Group Core Bond Fund — Page 45 of 68

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Newell Rubbermaid Inc. 4.20% 2026	$195	$199
NIKE, Inc. 2.375% 2026	615	580
Starbucks Corp. 2.00% 2018	200	200
Starbucks Corp. 2.10% 2021	235	232
Time Warner Inc. 3.80% 2027	150	148
Viacom Inc. 3.875% 2024	236	238
Walt Disney Co. 5.50% 2019	300	311
		9,733
Energy 2.10%
Anadarko Petroleum Corp. 4.85% 2021	70	74
Anadarko Petroleum Corp. 5.55% 2026	145	162
Boardwalk Pipelines, LP 4.95% 2024	460	484
Cenovus Energy Inc. 4.25% 2027	170	169
ConocoPhillips 4.95% 2026	235	262
Enbridge Energy Partners, LP 5.875% 2025	230	260
Energy Transfer Partners, LP 4.20% 2027	185	184
EnLink Midstream Partners, LP 4.40% 2024	230	235
Exxon Mobil Corp. (3-month USD-LIBOR + 0.15%) 1.738% 20193	1,115	1,116
Husky Energy Inc. 7.25% 2019	250	270
Kinder Morgan, Inc. 3.15% 2023	495	490
Kinder Morgan, Inc. 4.30% 2025	1,010	1,048
Petróleos Mexicanos 6.375% 2021	300	326
Petróleos Mexicanos 5.375% 20224	175	186
Petróleos Mexicanos 4.625% 2023	1,000	1,030
Petróleos Mexicanos 6.50% 20274	200	219
Phillips 66 Partners LP 4.30% 2022	290	305
Phillips 66 Partners LP 3.55% 2026	105	102
Royal Dutch Shell PLC 1.75% 2021	435	421
Schlumberger BV 3.00% 20204	125	126
Schlumberger BV 4.00% 20254	165	172
Spectra Energy Partners, LP 2.95% 2018	505	507
Statoil ASA 3.25% 2024	85	86
TC PipeLines, LP 4.375% 2025	430	443
Total Capital International 2.875% 2022	230	231
Woodside Finance Ltd. 4.60% 20214	185	192
		9,100
Consumer staples 1.79%
Altria Group, Inc. 2.85% 2022	250	249
Altria Group, Inc. 2.95% 2023	200	200
Altria Group, Inc. 4.00% 2024	430	450
Anheuser-Busch InBev NV 2.65% 2021	340	339
Anheuser-Busch InBev NV 3.65% 2026	735	745
Constellation Brands, Inc. 3.20% 2023	298	298
Costco Wholesale Corp. 2.30% 2022	285	280
Costco Wholesale Corp. 2.75% 2024	285	281
Kroger Co. 2.00% 2019	410	409
Molson Coors Brewing Co. 1.45% 2019	80	79
Molson Coors Brewing Co. 2.10% 2021	90	87
Molson Coors Brewing Co. 3.00% 2026	245	234
PepsiCo, Inc. 1.70% 2021	420	406
PepsiCo, Inc. 2.00% 2021	710	698
Philip Morris International Inc. 1.875% 2021	165	161

Capital Group Core Bond Fund — Page 46 of 68

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Philip Morris International Inc. 2.125% 2023	$415	$396
Philip Morris International Inc. 2.75% 2026	225	216
Reynolds American Inc. 4.00% 2022	70	72
Reynolds American Inc. 4.45% 2025	430	451
Reynolds American Inc. 5.70% 2035	30	35
Reynolds American Inc. 5.85% 2045	220	269
Wal-Mart Stores, Inc. 2.35% 2022	715	703
Wal-Mart Stores, Inc. 2.65% 2024	715	704
		7,762
Information technology 1.33%
Alphabet Inc. 1.998% 2026	465	428
Analog Devices, Inc. 2.50% 2021	185	182
Analog Devices, Inc. 3.50% 2026	170	169
Apple Inc. 1.80% 2020	475	469
Apple Inc. 1.55% 2021	575	554
Apple Inc. 2.50% 2022	190	188
Broadcom Ltd. 2.375% 20204	270	267
Broadcom Ltd. 3.00% 20224	730	718
Broadcom Ltd. 3.625% 20244	270	267
Broadcom Ltd. 3.875% 20274	1,125	1,097
Cisco Systems, Inc. 2.20% 2023	520	502
Microsoft Corp. 2.875% 2024	445	443
Oracle Corp. 2.375% 2019	500	502
		5,786
Real estate 1.02%
Alexandria Real Estate Equities, Inc. 3.95% 2028	60	60
American Campus Communities, Inc. 3.75% 2023	300	304
American Campus Communities, Inc. 4.125% 2024	415	427
Corporate Office Properties LP 5.25% 2024	235	250
DCT Industrial Trust Inc. 4.50% 2023	500	516
ERP Operating LP 4.625% 2021	215	229
Essex Portfolio L.P. 3.50% 2025	490	488
Kimco Realty Corp. 3.40% 2022	90	91
Kimco Realty Corp. 2.80% 2026	475	441
Scentre Group 2.375% 20194	100	99
Scentre Group 3.50% 20254	250	248
Simon Property Group, LP 2.50% 2021	460	457
WEA Finance LLC 2.70% 20194	475	477
WEA Finance LLC 3.25% 20204	355	359
		4,446
Telecommunication services 0.75%
AT&T Inc. 3.40% 2024	870	871
AT&T Inc. 3.90% 2027	205	205
Deutsche Telekom International Finance BV 2.82% 20224	405	402
Verizon Communications Inc. 1.75% 2021	45	43
Verizon Communications Inc. 3.125% 2022	275	276
Verizon Communications Inc. 4.125% 2027	188	194
Verizon Communications Inc. 4.50% 2033	1,000	1,030
Verizon Communications Inc. 4.272% 2036	250	249
		3,270

Capital Group Core Bond Fund — Page 47 of 68

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials 0.67%	Principal amount (000)	Value (000)
Airbus Group SE 2.70% 20234	$85	$84
Boeing Company 0.95% 2018	350	349
Canadian National Railway Co. 5.55% 2018	50	51
General Electric Co. 2.70% 2022	300	295
Lockheed Martin Corp. 3.10% 2023	95	96
Lockheed Martin Corp. 3.55% 2026	270	276
Northrop Grumman Corp., 2.55% 2022	425	416
Republic Services, Inc. 5.00% 2020	350	366
Rockwell Collins, Inc. 2.80% 2022	375	371
Rockwell Collins, Inc. 3.20% 2024	275	274
Waste Management, Inc. 4.60% 2021	300	315
		2,893
Materials 0.15%
Sherwin-Williams Co. 2.75% 2022	165	163
Sherwin-Williams Co. 3.125% 2024	70	69
Sherwin-Williams Co. 3.45% 2027	175	173
Vale SA 6.25% 2026	225	262
		667
Total corporate bonds & notes		82,790
Mortgage-backed obligations 7.20% Federal agency mortgage-backed obligations 6.94%
Fannie Mae, 4.50% 20195	11	11
Fannie Mae, 4.50% 20205	78	78
Fannie Mae 3.50% 20255	1,892	1,938
Fannie Mae, 5.50% 20385	366	401
Fannie Mae 5.00% 20415	700	756
Fannie Mae 5.00% 20415	160	172
Fannie Mae 3.50% 20475	4,081	4,132
Fannie Mae, Series 2017-M7, Class A2, Multi Family 2.961% 20273,5	445	439
Fannie Mae, Series 2007-33, Class HE, 5.50% 20375	8	8
Freddie Mac 3.00% 20335,6	3,870	3,890
Freddie Mac 3.50% 20455	2,288	2,326
Freddie Mac 3.50% 20485,6	1,490	1,504
Freddie Mac, Series K013, Class A2, Multi Family 3.974% 20215	544	564
Freddie Mac, Series K020, Class A2, Multi Family 2.373% 20225	250	247
Freddie Mac, Series K718, Class A2, Multi Family 2.791% 20225	1,320	1,327
Freddie Mac, Series K057, Class A2, Multi Family 2.57% 20265	1,010	978
Freddie Mac, Series K070, Class A2, Multi Family 3.303% 20275	255	259
Freddie Mac, Series 3272, Class PA, 6.00% 20375	23	26
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 2.00% 20565	734	719
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.00% 20565	514	504
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 20565	473	470
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 2.25% 20575	293	286
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 20575	295	297
Government National Mortgage Assn. 4.50% 20405	61	64
Government National Mortgage Assn. 4.00% 20485,6	7,570	7,826
Government National Mortgage Assn. 5.637% 20595	6	7
Government National Mortgage Assn. 4.982% 20645	110	112
Government National Mortgage Assn. 6.64% 20645	283	295
Government National Mortgage Assn., Series 2012-H20, Class PT, 2.296% 20623,5	511	516
		30,152

Capital Group Core Bond Fund — Page 48 of 68

unaudited

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Collateralized mortgage-backed (privately originated) 0.26%	Principal amount (000)	Value (000)
Connecticut Avenue Securities, Series 2014-C02, Class 1M1, (1-month USD-LIBOR + 0.95%) 2.511% 20243,5	$21	$21
Finance of America Structured Securities Trust, Series 2017-HB1, Class A, 2.3207% 20274,5,7	371	370
Station Place Securitization Trust, Series 2017-1, Class A, (1-month USD-LIBOR + 0.90%) 2.461% 20493,4,5	325	325
Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75% 20563,4,5	413	411
		1,127
Total mortgage-backed obligations		31,279
Asset-backed obligations 4.30%
Aesop Funding II LLC, Series 2013-1A, Class A, 1.92% 20194,5	1,000	1,000
Aesop Funding LLC, Series 2013-2A, Class A, 2.97% 20204,5	1,340	1,347
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 20214,5	770	768
California Republic Auto Receivables Trust, Series 2015-1, Class A4, 1.82% 20205	525	524
California Republic Auto Receivables Trust, Series 2015-1, Class B, 2.51% 20215	270	269
Capital One Multi-asset Execution Trust, Series 2015-A5, Class A5, 1.60% 20215	580	579
CarMaxAuto Owner Trust, Series 2014-3, Class A3, 1.16% 20195	16	16
Chase Issuance Trust, Series 2013-A7, Class A, (1-month USD-LIBOR + 0.43%) 1.989% 20203,5	480	481
Citi Held For Issuance, Series 2015-PM-3, Class B, 4.31% 20224,5	285	286
CPS Auto Receivables Trust, Series 2016-B, Class A, 2.07% 20194,5	31	31
CPS Auto Receivables Trust, Series 2016-A, Class B, 3.34% 20204,5	800	804
Discover Card Execution Note Trust, Series 2015-A1, Class A1, (1-month USD-LIBOR + 0.35%) 1.909% 20203,5	1,165	1,165
Drive Auto Receivables Trust, Series 2017-AA, Class A3, 1.77% 20204,5	441	441
Drive Auto Receivables Trust, Series 2016-BA, Class B, 2.56% 20204,5	63	64
Drive Auto Receivables Trust, Series 2015-BA, Class C, 2.76% 20214,5	268	269
Drive Auto Receivables Trust, Series 2016-BA, Class C, 3.19% 20224,5	430	433
Drivetime Auto Owner Trust, Series 2016-3A, Class C, 3.15% 20224,5	425	427
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 2.13% 20224,5	787	785
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 20314,5	2,365	2,367
Ford Credit Floorplan Master Owner Trust, Series 2016-3, Class A1, 1.55% 20215	210	208
Global SC Finance II SRL, Series 2014-1A, Class A1, 3.19% 20294,5	499	493
Global SC Finance II SRL, Series 2017-1A, Class A, 3.85% 20374,5	467	471
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A2, 1.83% 20194,5	1,300	1,298
Madison Park Funding Ltd., CLO, Series 2014-13A, Class AR, (3-month USD-LIBOR + 1.11%) 2.849% 20253,4,5	400	401
Santander Drive Auto Receivables Trust, Series 2016-2, Class A3, 1.56% 20205	127	127
Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.66% 20215	95	95
Santander Drive Auto Receivables Trust, Series 2015-3, Class C, 2.74% 20215	1,735	1,741
Santander Drive Auto Receivables Trust, Series 2016-1, Class C, 3.09% 20225	400	403
TAL Advantage V LLC, Series 2013-2A, Class A, 3.55% 20384,5	306	303
TAL Advantage V LLC, Series 2017-1A, Class A, 4.50% 20424,5	474	482
Verizon Owner Trust, Series 2017-1A, Class A, 2.06% 20214,5	610	606
		18,684
Federal agency bonds & notes 1.92%
Fannie Mae 1.75% 2019	1,710	1,700
Fannie Mae 2.375% 2023	2,442	2,416
Fannie Mae 2.125% 2026	400	380
Federal Home Loan Bank 1.875% 2020	3,015	2,996
United States Agency for International Development, Ukraine, 1.844% 2019	875	871
		8,363

Capital Group Core Bond Fund — Page 49 of 68

unaudited

Bonds, notes & other debt instruments Municipals 1.38% Florida 0.48%	Principal amount (000)	Value (000)
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 2.995% 2020	$2,060	$2,085
California 0.32%
High-Speed Passenger Train G.O. Ref. Bonds, Series 2017-A, 2.367% 2022	250	248
High-Speed Passenger Train G.O. Ref. Bonds, Series 2017-B, 2.193% 2047 (put 2020)	320	319
Industry Public Facs. Auth., Tax Allocation Rev. Ref. Bonds (Civic - Recreational Project), Series 2015-A, Assured Guaranty Municipal insured, 3.139% 2020	805	807
		1,374
New Jersey 0.23%
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2015-YY, 4.447% 2020	650	670
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2013-B, 1.758% 2018	350	348
		1,018
Illinois 0.23%
G.O. Bonds, Pension Funding Series 2003, 5.10% 20335	1,000	975
Washington 0.11%
State of Washington, Energy Northwest, Columbia Generating Station Electric Rev. Bonds, Series 2015-B, 2.814% 2024	500	492
Michigan 0.01%
City of Detroit, G.O. Public Imps. Prop. Tax Ref. Bonds (Assured GTY Insured), 5.00% 2022	8	8
Michigan Fin. Auth., Public Imps. Misc. Rev. Bonds, Series G (Assured GTY Insured), 5.00% 2022	42	42
		50
		5,994
Bonds & notes of governments & government agencies outside the U.S. 0.44%
European Investment Bank 2.25% 2022	751	739
Manitoba (Province of) 3.05% 2024	200	200
Ontario (Province of) 3.20% 2024	500	506
United Mexican States 4.15% 2027	460	472
		1,917
Total bonds, notes & other debt instruments (cost: $399,366,000)		394,257
Short-term securities 11.83%
Apple Inc. 1.57% due 4/11/20184	8,000	7,975
Ciesco LLC 1.75% due 3/21/20184	9,000	8,980
Cisco Systems, Inc. 1.60% due 3/6/20184	6,200	6,191
Home Depot Inc. 1.41% due 2/1/20184	9,000	9,000
IBM Credit LLC 1.62% due 3/13/20184	6,300	6,289
Microsoft Corp. 1.34% due 3/6/20184	4,700	4,693
Walt Disney Co. 1.63% due 4/25/20184	8,300	8,269
Total short-term securities (cost: $51,397,000)		51,397
Total investment securities 102.55% (cost: $450,763,000)		445,654
Other assets less liabilities (2.55)%		(11,089)
Net assets 100.00%		$434,565

Capital Group Core Bond Fund — Page 50 of 68

unaudited

1	Amount less than one thousand.
2	Index-linked bond whose principal amount moves with a government price index.
3	Coupon rate may change periodically.
4	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $74,985,000, which represented 17.26% of the net assets of the fund.
5	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
6	Purchased on a TBA basis.
7	Valued under fair value procedures adopted by authority of the board of directors. The total value of the security was $370,000, which represented .09% of the net assets of the fund.

Key to abbreviations
Auth. = Authority
CLO = Collateralized Loan Obligations
Dev. = Development
Econ. = Economic
Facs. = Facilities
Fin. = Finance
G.O. = General Obligation
LIBOR = London Interbank Offered Rate
Ref. = Refunding
Rev. = Revenue
TBA = To-be-announced

Capital Group Core Bond Fund — Page 51 of 68

Capital Group Global Equity FundSM

Investment portfolio

January 31, 2018

unaudited

Common stocks 95.43% Information technology 20.20%	Shares	Value (000)
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	312,620	$14,165
ASML Holding NV	63,916	12,951
Visa Inc., Class A	84,870	10,543
GoDaddy Inc., Class A1	145,200	8,019
QUALCOMM Inc.	101,445	6,924
Keyence Corp.	10,730	6,529
Alphabet Inc., Class A1	3,295	3,895
Alphabet Inc., Class C1	1,839	2,152
VTech Holdings Ltd.	393,900	5,448
Apple Inc.	32,394	5,424
Murata Manufacturing Co., Ltd.	34,000	5,017
Amadeus IT Group SA, Class A, non-registered shares	60,208	4,670
Broadcom Ltd.	17,973	4,458
Intel Corp.	87,000	4,188
Hamamatsu Photonics KK	106,600	3,935
Accenture PLC, Class A	21,200	3,407
Jack Henry & Associates, Inc.	25,916	3,231
Microsoft Corp.	33,000	3,135
SAP SE	27,404	3,090
Activision Blizzard, Inc.	41,620	3,085
Micro Focus International PLC	89,890	2,744
Telefonaktiebolaget LM Ericsson, Class B	421,825	2,709
Global Payments Inc.	16,670	1,863
Oracle Corp. Japan	12,900	1,038
Texas Instruments Inc.	9,315	1,022
Xilinx, Inc.	9,965	728
		124,370
Financials 15.93%
JPMorgan Chase & Co.	110,380	12,768
AIA Group Ltd.	1,478,600	12,664
CME Group Inc., Class A	68,600	10,529
KBC Groep NV	80,022	7,690
Bank of New York Mellon Corp.	103,830	5,887
Moody’s Corp.	36,200	5,857
HDFC Bank Ltd. (ADR)	39,830	4,325
BNP Paribas SA	50,732	4,195
DNB ASA	196,846	3,994
Sampo Oyj, Class A	57,398	3,333
Wells Fargo & Co.	49,355	3,247
State Street Corp.	29,100	3,206
Intercontinental Exchange, Inc.	41,235	3,045
Marsh & McLennan Companies, Inc.	32,885	2,746
Huntington Bancshares Inc.	168,550	2,727
Chubb Ltd.	16,270	2,540
Aon PLC, Class A	16,200	2,303
Lloyds Banking Group PLC	2,266,700	2,237

Capital Group Global Equity Fund — Page 52 of 68

unaudited

Common stocks Financials (continued)	Shares	Value (000)
Prudential PLC	58,055	$1,571
UBS Group AG	74,246	1,508
Svenska Handelsbanken AB, Class A	73,732	1,073
Toronto-Dominion Bank	10,270	624
		98,069
Consumer discretionary 13.41%
Las Vegas Sands Corp.	149,880	11,619
Naspers Ltd., Class N (ADR)	137,505	7,918
Amazon.com, Inc.1	4,645	6,739
Hilton Worldwide Holdings Inc.	75,000	6,424
Comcast Corp., Class A	102,500	4,359
Royal Caribbean Cruises Ltd.	28,730	3,837
Starbucks Corp.	67,300	3,823
Dollar General Corp.	36,680	3,782
LVMH Moët Hennessy-Louis Vuitton SE	11,501	3,607
YUM! Brands, Inc.	34,600	2,927
Charter Communications, Inc., Class A1	7,027	2,651
Newell Brands Inc.	100,108	2,647
Cie. Financière Richemont SA, Class A	25,002	2,399
Hyundai Motor Co., Series 2 (GDR)2,3	47,300	2,303
Yum China Holdings, Inc.	48,510	2,250
Norwegian Cruise Line Holdings Ltd.1	36,535	2,219
Samsonite International SA	448,800	1,945
Viacom Inc., Class B	47,500	1,587
JCDecaux SA	32,167	1,392
BCA Marketplace PLC	506,738	1,351
NIKE, Inc., Class B	19,000	1,296
Hermès International	2,203	1,218
DENSO Corp.	18,200	1,138
Modern Times Group MTG AB, Class B	24,325	1,116
SES SA, Class A (FDR)	69,377	1,083
Tempur Sealy International, Inc.1	16,130	962
		82,592
Industrials 12.64%
Airbus SE, non-registered shares	86,492	9,933
Safran SA	78,848	8,902
Deere & Co.	50,260	8,364
SMC Corp.	14,600	7,158
CSX Corp.	87,300	4,956
Ryanair Holdings PLC (ADR)1	37,095	4,552
Boeing Co.	10,590	3,753
FANUC CORP.	12,151	3,281
Equifax Inc.	25,600	3,198
Eaton Corp. PLC	34,600	2,905
TransDigm Group Inc.	8,030	2,545
Jardine Matheson Holdings Ltd.	37,500	2,380
Hexcel Corp.	30,630	2,094
Waste Connections, Inc.	28,555	2,051
IDEX Corp.	13,350	1,915
ASSA ABLOY AB, Class B	79,798	1,767
DKSH Holding AG1	14,647	1,370
Northrop Grumman Corp.	3,600	1,226
DSV A/S	14,863	1,222

Capital Group Global Equity Fund — Page 53 of 68

unaudited

Common stocks Industrials (continued)	Shares	Value (000)
C.H. Robinson Worldwide, Inc.	13,270	$1,214
Hoshizaki Corp.	11,600	1,096
Brenntag AG	15,364	996
Waste Management, Inc.	10,750	951
		77,829
Health care 9.04%
AstraZeneca PLC	101,485	7,041
Gilead Sciences, Inc.	83,907	7,031
Incyte Corp.1	55,200	4,984
Novo Nordisk A/S, Class B	87,302	4,855
Cerner Corp.1	65,615	4,536
UnitedHealth Group Inc.	18,590	4,402
Essilor International SA	28,047	3,984
Danaher Corp.	35,200	3,565
Seattle Genetics, Inc.1	55,980	2,928
Abbott Laboratories	42,900	2,667
Roche Holding AG, non-registered shares, nonvoting	8,941	2,204
Eli Lilly and Co.	20,375	1,660
Express Scripts Holding Co.1	17,405	1,378
Agios Pharmaceuticals, Inc.1	13,100	1,032
Johnson & Johnson	6,270	866
Merck & Co., Inc.	13,800	818
Humana Inc.	2,410	679
Bluebird Bio, Inc.1	2,900	594
Genmab A/S1	2,412	442
		55,666
Consumer staples 8.71%
Carlsberg A/S, Class B	57,775	7,420
Pernod Ricard SA	44,586	7,102
Nestlé SA	73,835	6,380
L’Oréal SA, non-registered shares	23,043	5,238
Danone SA	59,002	5,088
British American Tobacco PLC	70,620	4,832
Reckitt Benckiser Group PLC	48,845	4,718
Imperial Brands PLC	65,170	2,682
Mondelez International, Inc.	58,900	2,615
Diageo PLC	71,785	2,581
Coca-Cola Co.	46,790	2,227
Philip Morris International Inc.	16,040	1,720
Procter & Gamble Co.	12,055	1,041
		53,644
Energy 5.95%
Enbridge Inc. (CAD denominated)	263,735	9,655
Schlumberger Ltd.	112,986	8,313
Royal Dutch Shell PLC, Class B (ADR)	110,395	7,941
Chevron Corp.	48,844	6,123
EOG Resources, Inc.	26,945	3,099
ConocoPhillips	14,900	876
Helmerich & Payne, Inc.	8,300	598
		36,605

Capital Group Global Equity Fund — Page 54 of 68

unaudited

Common stocks Materials 3.31%	Shares	Value (000)
Asahi Kasei Corp.	432,600	$5,645
Nutrien Ltd.1	76,600	4,007
Shin-Etsu Chemical Co., Ltd.	32,900	3,740
Monsanto Co.	13,795	1,680
Air Liquide SA, non-registered shares	11,949	1,610
Givaudan SA	555	1,336
Rio Tinto PLC	22,242	1,239
Praxair, Inc.	7,145	1,154
		20,411
Telecommunication services 2.35%
SoftBank Group Corp.	93,300	7,675
Vodafone Group PLC	905,690	2,888
NTT DoCoMo, Inc.	50,900	1,261
Koninklijke KPN NV	305,033	1,068
América Móvil, SAB de CV, Series L (ADR)	54,400	1,017
Verizon Communications Inc.	10,245	554
		14,463
Utilities 1.96%
AES Corp.	293,450	3,392
Sempra Energy	24,530	2,625
Enel SPA	381,894	2,423
Iberdrola, SA, non-registered shares	242,224	1,972
National Grid PLC	143,085	1,635
		12,047
Real estate 1.93%
American Tower Corp. REIT	37,900	5,598
Crown Castle International Corp. REIT	45,675	5,151
Link REIT	128,500	1,136
		11,885
Total common stocks (cost: $397,911,000)		587,581
Short-term securities 4.24%	Principal amount (000)
Apple Inc. 1.57% due 4/11/20183	$9,000	8,972
General Electric Co. 1.41% due 2/1/2018	8,650	8,650
Victory Receivables Corp. 1.78% due 3/12/20183	8,500	8,485
Total short-term securities (cost: $26,107,000)		26,107
Total investment securities 99.67% (cost: $424,018,000)		613,688
Other assets less liabilities 0.33%		2,044
Net assets 100.00%		$615,732

1	Security did not produce income during the last 12 months.
2	Valued under fair value procedures adopted by authority of the board of directors. The total value of the security was $2,303,000, which represented .37% of the net assets of the fund.
3	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $19,760,000, which represented 3.21% of the net assets of the fund.

Capital Group Global Equity Fund — Page 55 of 68

unaudited

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
FDR = Fiduciary Depositary Receipts
GDR = Global Depositary Receipts

Capital Group Global Equity Fund — Page 56 of 68

Capital Group International Equity FundSM

Investment portfolio

January 31, 2018

unaudited

Common stocks 91.58% Information technology 15.63%	Shares	Value (000)
Keyence Corp.	67,300	$40,952
ASML Holding NV	187,647	38,021
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	783,600	35,505
Hamamatsu Photonics KK	796,000	29,384
SAP SE	233,116	26,289
Amadeus IT Group SA, Class A, non-registered shares	313,618	24,328
Micro Focus International PLC	738,259	22,537
Murata Manufacturing Co., Ltd.	143,100	21,117
MercadoLibre, Inc.	40,750	15,774
Oracle Corp. Japan	106,400	8,557
Samsung Electronics Co., Ltd., preferred (GDR)	5,057	5,037
		267,501
Industrials 15.62%
SMC Corp.	103,900	50,936
Safran SA	374,425	42,275
Airbus SE, non-registered shares	268,980	30,891
FANUC CORP.	97,000	26,189
ASSA ABLOY AB, Class B	1,055,326	23,370
Jardine Matheson Holdings Ltd.	281,500	17,870
Nidec Corp.	97,000	15,505
DKSH Holding AG1	115,345	10,788
Brenntag AG	135,395	8,778
DSV A/S	101,950	8,385
Hoshizaki Corp.	78,500	7,413
Kubota Corp.	292,600	5,942
Ryanair Holdings PLC (ADR)1	42,680	5,237
Siemens AG	34,457	5,226
Canadian National Railway Co.	63,300	5,072
GLORY Ltd.	87,500	3,414
		267,291
Financials 14.03%
AIA Group Ltd.	5,165,000	44,238
Sampo Oyj, Class A	451,173	26,198
BNP Paribas SA	290,637	24,032
KBC Groep NV	247,825	23,815
Prudential PLC	879,070	23,790
Lloyds Banking Group PLC	23,714,100	23,404
London Stock Exchange Group PLC	373,500	20,825
HDFC Bank Ltd. (ADR)	156,900	17,038
ABN AMRO Group NV, depository receipts	316,767	10,733
Svenska Handelsbanken AB, Class A	529,357	7,702
UBS Group AG	325,245	6,605

Capital Group International Equity Fund — Page 57 of 68

unaudited

Common stocks Financials (continued)	Shares	Value (000)
DNB ASA	294,036	$5,965
Sumitomo Mitsui Financial Group, Inc.	129,200	5,773
		240,118
Consumer staples 13.67%
Carlsberg A/S, Class B	270,242	34,704
Pernod Ricard SA	200,747	31,977
British American Tobacco PLC	372,400	25,481
Nestlé SA	289,820	25,041
L’Oréal SA, non-registered shares	103,258	23,473
Diageo PLC	605,145	21,760
Danone SA	173,219	14,938
TSURUHA Holdings, Inc.	86,300	12,016
Imperial Brands PLC	251,278	10,341
Reckitt Benckiser Group PLC	104,700	10,113
Associated British Foods PLC	220,050	8,539
PZ Cussons PLC	1,862,515	8,267
Meiji Holdings Co., Ltd.	87,000	7,276
		233,926
Consumer discretionary 9.83%
LVMH Moët Hennessy-Louis Vuitton SE	79,334	24,880
Kering SA	36,831	18,648
Ryohin Keikaku Co., Ltd.	48,801	16,294
Samsonite International SA	3,701,400	16,040
Modern Times Group MTG AB, Class B	285,581	13,098
BCA Marketplace PLC	4,442,168	11,845
Intercontinental Hotels Group PLC	172,300	11,527
SES SA, Class A (FDR)	688,345	10,743
JCDecaux SA	246,350	10,662
Cie. Financière Richemont SA, Class A	100,341	9,629
Wynn Macau, Ltd.	2,190,200	7,728
Naspers Ltd., Class N (ADR)	133,750	7,701
DENSO Corp.	88,500	5,531
Hermès International	7,186	3,972
		168,298
Health care 9.73%
Novo Nordisk A/S, Class B	904,524	50,307
AstraZeneca PLC	556,250	38,593
Essilor International SA	195,185	27,723
Genmab A/S1	101,922	18,669
Roche Holding AG, non-registered shares, nonvoting	30,832	7,601
Grifols, SA, Class B, preferred nonvoting, non-registered shares	272,114	6,710
Sonova Holding AG	40,370	6,510
Novartis AG	65,608	5,935
HOYA Corp.	88,800	4,530
		166,578
Telecommunication services 4.76%
Vodafone Group PLC	8,861,130	28,258
SoftBank Group Corp.	284,500	23,402
NTT DoCoMo, Inc.	483,700	11,983
Koninklijke KPN NV	2,178,273	7,626

Capital Group International Equity Fund — Page 58 of 68

unaudited

Common stocks Telecommunication services (continued)	Shares	Value (000)
América Móvil, SAB de CV, Series L (ADR)	364,400	$6,814
Singapore Telecommunications Ltd.	1,253,900	3,384
		81,467
Materials 3.14%
Asahi Kasei Corp.	1,037,000	13,531
Shin-Etsu Chemical Co., Ltd.	109,100	12,402
Givaudan SA	3,644	8,770
Air Liquide SA, non-registered shares	54,962	7,407
Rio Tinto PLC	81,490	4,538
Kansai Paint Co., Ltd.	163,700	4,041
Amcor Ltd.	258,547	3,034
		53,723
Energy 2.36%
Enbridge Inc. (CAD denominated)	589,390	21,577
Royal Dutch Shell PLC, Class B	254,890	9,033
TOTAL SA	131,887	7,636
Ensco PLC, Class A	377,700	2,229
		40,475
Utilities 1.84%
Enel SPA	2,359,379	14,969
Iberdrola, SA, non-registered shares	1,459,901	11,887
SSE PLC	250,754	4,644
		31,500
Real estate 0.97%
Link REIT	1,404,000	12,420
Deutsche Wohnen SE, non-registered shares	91,482	4,134
		16,554
Total common stocks (cost: $1,080,169,000)		1,567,431
Short-term securities 6.98%	Principal amount (000)
Apple Inc. 1.29% due 2/14/20182	$36,600	36,580
Ciesco LLC 1.75% due 3/21/20182	21,400	21,352
Federal Home Loan Bank 1.30%–1.31% due 2/21/2018–2/28/2018	18,400	18,383
General Electric Co. 1.41% due 2/1/2018	16,500	16,499
Hershey Co. 1.55% due 3/5/20182	10,000	9,986
Kimberly-Clark Corp. 1.45% due 2/8/20182	7,200	7,198
Paccar Financial Corp. 1.63% due 4/26/2018	9,500	9,463
Total short-term securities (cost: $119,466,000)		119,461
Total investment securities 98.56% (cost: $1,199,635,000)		1,686,892
Other assets less liabilities 1.44%		24,704
Net assets 100.00%		$1,711,596

1	Security did not produce income during the last 12 months.
2	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $75,116,000, which represented 4.39% of the net assets of the fund.

Capital Group International Equity Fund — Page 59 of 68

unaudited

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
FDR = Fiduciary Depositary Receipts
GDR = Global Depositary Receipts

Capital Group International Equity Fund — Page 60 of 68

Capital Group U.S. Equity FundSM

Investment portfolio

January 31, 2018

unaudited

Common stocks 96.55% Information technology 17.25%	Shares	Value (000)
Visa Inc., Class A	54,730	$6,799
Microsoft Corp.	67,095	6,375
Jack Henry & Associates, Inc.	43,020	5,363
Apple Inc.	18,410	3,082
Texas Instruments Inc.	23,990	2,631
Alphabet Inc., Class C1	1,742	2,038
Alphabet Inc., Class A1	360	426
Broadcom Ltd.	8,161	2,024
ASML Holding NV (New York registered)	9,540	1,936
Global Payments Inc.	16,705	1,867
QUALCOMM Inc.	21,665	1,479
Accenture PLC, Class A	9,200	1,478
Analog Devices, Inc.	15,806	1,452
GoDaddy Inc., Class A1	21,500	1,188
HP Inc.	45,320	1,057
Xilinx, Inc.	13,495	985
Intel Corp.	14,300	688
Trimble Inc.1	14,705	649
Micro Focus International PLC, depository receipt	16,700	505
Activision Blizzard, Inc.	3,800	282
		42,304
Financials 15.98%
Marsh & McLennan Companies, Inc.	62,490	5,219
Chubb Ltd.	31,040	4,847
Wells Fargo & Co.	68,415	4,500
CME Group Inc., Class A	28,425	4,363
JPMorgan Chase & Co.	35,830	4,145
Bank of New York Mellon Corp.	53,390	3,027
Intercontinental Exchange, Inc.	32,050	2,367
SVB Financial Group1	9,500	2,342
Aon PLC, Class A	16,300	2,317
Huntington Bancshares Inc.	141,930	2,296
Moody’s Corp.	12,575	2,035
State Street Corp.	8,850	975
Toronto-Dominion Bank	12,245	745
		39,178
Health care 13.97%
UnitedHealth Group Inc.	21,255	5,033
Humana Inc.	12,715	3,583
Cerner Corp.1	48,165	3,330
Incyte Corp.1	30,600	2,763
Gilead Sciences, Inc.	26,924	2,256
Danaher Corp.	20,473	2,074
Seattle Genetics, Inc.1	35,980	1,882
Express Scripts Holding Co.1	19,785	1,567

Capital Group U.S. Equity Fund — Page 61 of 68

unaudited

Common stocks Health care (continued)	Shares	Value (000)
Johnson & Johnson	10,380	$1,434
Eli Lilly and Co.	16,900	1,376
AstraZeneca PLC (ADR)	36,150	1,267
Medtronic PLC	14,015	1,204
Roche Holding AG (ADR)	34,875	1,081
Essilor International SA (ADR)	14,080	1,002
Merck & Co., Inc.	16,885	1,000
Agios Pharmaceuticals, Inc.1	10,270	809
Abbott Laboratories	12,900	802
Ultragenyx Pharmaceutical Inc.1	13,345	712
Juno Therapeutics, Inc.1	7,513	645
Bluebird Bio, Inc.1	2,100	430
		34,250
Industrials 13.08%
Waste Connections, Inc.	72,800	5,229
Northrop Grumman Corp.	10,210	3,477
Boeing Co.	8,120	2,878
Deere & Co.	14,620	2,433
Hexcel Corp.	33,915	2,318
CSX Corp.	39,600	2,248
TransDigm Group Inc.	6,285	1,992
Eaton Corp. PLC	22,570	1,895
Equifax Inc.	13,350	1,668
IDEX Corp.	10,950	1,571
Airbus Group SE (ADR)	53,700	1,542
C.H. Robinson Worldwide, Inc.	14,240	1,302
Norfolk Southern Corp.	6,785	1,024
Waste Management, Inc.	11,120	983
Canadian National Railway Co.	9,900	793
Lockheed Martin Corp.	2,075	736
		32,089
Consumer discretionary 12.60%
Comcast Corp., Class A	119,150	5,067
Amazon.com, Inc.1	2,853	4,139
Charter Communications, Inc., Class A1	10,236	3,862
Starbucks Corp.	62,015	3,523
Dollar General Corp.	30,545	3,150
Newell Brands Inc.	89,800	2,374
NIKE, Inc., Class B	33,605	2,293
Hilton Worldwide Holdings Inc.	22,900	1,961
Norwegian Cruise Line Holdings Ltd.1	25,285	1,536
Priceline Group Inc.1	520	994
Yum China Holdings, Inc.	17,200	798
Carnival Corp., units	9,150	655
YUM! Brands, Inc.	6,580	557
		30,909
Consumer staples 8.21%
Diageo PLC (ADR)	27,750	3,995
Procter & Gamble Co.	44,650	3,855
Philip Morris International Inc.	33,430	3,585
Nestlé SA (ADR)	30,305	2,618
Coca-Cola Co.	42,120	2,004

Capital Group U.S. Equity Fund — Page 62 of 68

unaudited

Common stocks Consumer staples (continued)	Shares	Value (000)
Carlsberg A/S, Class B (ADR)	31,725	$816
Danone (ADR)	43,170	742
Mondelez International, Inc.	15,200	675
British American Tobacco PLC (ADR)	9,790	667
Hormel Foods Corp.	17,200	590
Reckitt Benckiser Group PLC (ADR)	28,160	579
		20,126
Energy 8.12%
Enbridge Inc.	122,090	4,472
Schlumberger Ltd.	59,344	4,367
Chevron Corp.	25,240	3,164
EOG Resources, Inc.	15,065	1,732
ConocoPhillips	28,985	1,705
Helmerich & Payne, Inc.	19,200	1,383
Occidental Petroleum Corp.	17,710	1,328
Halliburton Co.	20,400	1,095
Royal Dutch Shell PLC, Class B (ADR)	9,300	669
		19,915
Real estate 4.08%
Crown Castle International Corp. REIT	35,800	4,037
American Tower Corp. REIT	18,300	2,703
Iron Mountain Inc. REIT	51,069	1,789
Digital Realty Trust, Inc. REIT	13,300	1,489
		10,018
Utilities 1.49%
Sempra Energy	26,755	2,863
NextEra Energy, Inc.	2,600	412
PG&E Corp.	8,800	374
		3,649
Materials 1.40%
Praxair, Inc.	9,806	1,584
Monsanto Co.	9,781	1,191
Sherwin-Williams Co.	1,570	655
		3,430
Telecommunication services 0.37%
Verizon Communications Inc.	16,835	910
Total common stocks (cost: $154,721,000)		236,778
Short-term securities 3.65%	Principal amount (000)
Coca-Cola Co. 1.27% due 2/14/20182	$1,000	999
Federal Home Loan Bank 1.31% due 3/6/2018	1,750	1,748
General Electric Co. 1.41% due 2/1/2018	800	800
Qualcomm Inc. 1.55% due 3/6/20182	5,420	5,412
Total short-term securities (cost: $8,960,000)		8,959
Total investment securities 100.20% (cost: $163,681,000)		245,737
Other assets less liabilities (0.20)%		(496)
Net assets 100.00%		$245,241

Capital Group U.S. Equity Fund — Page 63 of 68

unaudited

1	Security did not produce income during the last 12 months.
2	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $6,411,000, which represented 2.61% of the net assets of the fund.

Key to abbreviation
ADR = American Depositary Receipts

Capital Group U.S. Equity Fund — Page 64 of 68

unaudited

Valuation disclosures

Capital Guardian Trust Company (“CGTC”), the funds’ investment adviser, values each fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.

Methods and inputs — The funds’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the funds’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the funds’ investment adviser.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the funds’ investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the funds’ board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Private Client Services Funds — Page 65 of 68

unaudited

Processes and structure — The funds’ board of trustees has delegated authority to the funds’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The funds’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The funds’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The funds’ investment adviser classifies each fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of January 31, 2018 (dollars in thousands).

Capital Group Core Municipal Fund

At January 31, 2018, all of the fund’s investment securities were classified as Level 2.

Capital Group Short-Term Municipal Fund

At January 31, 2018, all of the fund’s investment securities were classified as Level 2.

Capital Group California Core Municipal Fund

At January 31, 2018, all of the fund’s investment securities were classified as Level 2.

Capital Group California Short-Term Municipal Fund

At January 31, 2018, all of the fund’s investment securities were classified as Level 2.

Capital Group Core Bond Fund

At January 31, 2018, all of the fund’s investment securities were classified as Level 2.

Private Client Services Funds — Page 66 of 68

unaudited

Capital Group Global Equity Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$124,370	$—	$—	$124,370
Financials	98,069	—	—	98,069
Consumer discretionary	80,289	2,303	—	82,592
Industrials	77,829	—	—	77,829
Health care	55,666	—	—	55,666
Consumer staples	53,644	—	—	53,644
Energy	36,605	—	—	36,605
Materials	20,411	—	—	20,411
Telecommunication services	14,463	—	—	14,463
Utilities	12,047	—	—	12,047
Real estate	11,885	—	—	11,885
Short-term securities	—	26,107	—	26,107
Total	$585,278	$28,410	$—	$613,688

Capital Group International Equity Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$267,501	$—	$—	$267,501
Industrials	267,291	—	—	267,291
Financials	240,118	—	—	240,118
Consumer staples	233,926	—	—	233,926
Consumer discretionary	168,298	—	—	168,298
Health care	166,578	—	—	166,578
Telecommunication services	81,467	—	—	81,467
Materials	53,723	—	—	53,723
Energy	40,475	—	—	40,475
Utilities	31,500	—	—	31,500
Real estate	16,554	—	—	16,554
Short-term securities	—	119,461	—	119,461
Total	$1,567,431	$119,461	$—	$1,686,892

Private Client Services Funds — Page 67 of 68

unaudited

Capital Group U.S. Equity Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$42,304	$—	$—	$42,304
Financials	39,178	—	—	39,178
Health care	34,250	—	—	34,250
Industrials	32,089	—	—	32,089
Consumer discretionary	30,909	—	—	30,909
Consumer staples	20,126	—	—	20,126
Energy	19,915	—	—	19,915
Real estate	10,018	—	—	10,018
Utilities	3,649	—	—	3,649
Materials	3,430	—	—	3,430
Telecommunication services	910	—	—	910
Short-term securities	—	8,959	—	8,959
Total	$236,778	$8,959	$—	$245,737

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Capital Private Client Services Funds. This and other important information is contained in the prospectus, which can be obtained from your investment counselor and should be read carefully before investing.

MFGEFPX-380-0318O-S64475	Private Client Services Funds — Page 68 of 68

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL GROUP PRIVATE CLIENT SERVICES FUNDS

By /s/John S. Armour
John S. Armour, President and Principal Executive Officer

Date: March 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/John S. Armour
John S. Armour, President and Principal Executive Officer

Date: March 29, 2018

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: March 29, 2018